UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.1%)
	McDonald's Corp.	7,486,851	499,523
	Walt Disney Co.	13,495,624	471,132
	Home Depot Inc.	11,831,945	382,763
	Comcast Corp. Class A	18,900,051	355,699
*	Amazon.com Inc.	2,381,917	323,298
*	Ford Motor Co.	23,437,416	294,608
	Target Corp.	5,234,903	275,356
	Time Warner Inc.	8,003,710	250,276
	Lowe's Cos. Inc.	10,242,889	248,288
	News Corp. Class A	15,679,830	225,946
*	DIRECTV Class A	6,507,109	220,005
	NIKE Inc. Class B	2,713,566	199,447
	Johnson Controls Inc.	4,674,251	154,204
*	Viacom Inc. Class B	4,226,212	145,297
	Time Warner Cable Inc.	2,453,368	130,789
*	Starbucks Corp.	5,173,064	125,550
	Yum! Brands Inc.	3,265,523	125,168
	TJX Cos. Inc.	2,920,566	124,182
	Staples Inc.	5,072,856	118,654
	Carnival Corp.	3,020,256	117,428
*	Kohl's Corp.	2,133,606	116,879
	Best Buy Co. Inc.	2,385,384	101,474
	Coach Inc.	2,186,474	86,409
	Omnicom Group Inc.	2,160,354	83,843
*	priceline.com Inc.	317,187	80,883
*	Bed Bath & Beyond Inc.	1,823,298	79,788
	McGraw-Hill Cos. Inc.	2,196,854	78,318
	Gap Inc.	3,313,114	76,566
*	Discovery Communications Inc. Class A	1,973,151	66,673
	CBS Corp. Class B	4,711,490	65,678
	Macy's Inc.	2,929,812	63,782
	Stanley Black & Decker Inc.	1,095,497	62,893
	Starwood Hotels & Resorts Worldwide Inc.	1,299,223	60,596
	Mattel Inc.	2,530,050	57,533
	Marriott International Inc. Class A	1,771,036	55,823
*	Apollo Group Inc. Class A	894,691	54,836
	JC Penney Co. Inc.	1,641,848	52,818
	Fortune Brands Inc.	1,057,357	51,292
	VF Corp.	614,822	49,278
	Nordstrom Inc.	1,150,340	46,991
	Genuine Parts Co.	1,104,223	46,642
	Ross Stores Inc.	861,835	46,082
	Ltd Brands Inc.	1,861,692	45,835
	Harley-Davidson Inc.	1,628,813	45,721
	Whirlpool Corp.	520,480	45,412
	Sherwin-Williams Co.	640,589	43,355
	Darden Restaurants Inc.	972,889	43,332
	H&R Block Inc.	2,335,191	41,566
	Tiffany & Co.	864,694	41,064

*	O'Reilly Automotive Inc.	957,192	39,925
	International Game Technology	2,063,465	38,071
	Expedia Inc.	1,471,195	36,721
^,* Sears Holdings Corp.		337,265	36,570
	Wynn Resorts Ltd.	480,467	36,434
*	AutoZone Inc.	206,683	35,775
	Family Dollar Stores Inc.	961,618	35,205
*	Urban Outfitters Inc.	903,035	34,342
	Polo Ralph Lauren Corp. Class A	397,544	33,807
	Hasbro Inc.	854,022	32,692
	Wyndham Worldwide Corp.	1,244,638	32,025
	Newell Rubbermaid Inc.	1,933,004	29,382
	DeVry Inc.	430,877	28,093
*	Interpublic Group of Cos. Inc.	3,375,016	28,080
	Abercrombie & Fitch Co.	610,953	27,884
	Scripps Networks Interactive Inc. Class A	623,321	27,644
	Gannett Co. Inc.	1,651,642	27,285
*	GameStop Corp. Class A	1,146,839	25,127
*	Pulte Group Inc.	2,207,782	24,838
	DR Horton Inc.	1,925,269	24,258
*	Harman International Industries Inc.	483,407	22,614
	Leggett & Platt Inc.	1,033,325	22,361
*	Goodyear Tire & Rubber Co.	1,681,333	21,252
*	Big Lots Inc.	573,715	20,895
	RadioShack Corp.	869,369	19,674
	Lennar Corp. Class A	1,132,291	19,487
	Washington Post Co. Class B	42,513	18,883
*	Office Depot Inc.	1,909,543	15,238
	Comcast Corp.	844,535	15,176
*	AutoNation Inc.	627,832	11,351
*	Eastman Kodak Co.	1,870,584	10,831
*	New York Times Co. Class A	810,024	9,016
	Meredith Corp.	254,106	8,744
			7,428,655
Consumer Staples (11.2%)
	Procter & Gamble Co.	20,210,640	1,278,727
	Coca-Cola Co.	16,039,540	882,175
	Wal-Mart Stores Inc.	14,846,696	825,476
	PepsiCo Inc.	11,371,255	752,322
	Philip Morris International Inc.	13,088,153	682,678
	Kraft Foods Inc.	12,083,836	365,415
	CVS Caremark Corp.	9,675,637	353,741
	Altria Group Inc.	14,477,014	297,068
	Colgate-Palmolive Co.	3,435,700	292,928
	Walgreen Co.	6,855,233	254,261
	Costco Wholesale Corp.	3,057,081	182,538
	Kimberly-Clark Corp.	2,896,896	182,157
	General Mills Inc.	2,293,142	162,331
	Archer-Daniels-Midland Co.	4,471,482	129,226
	Sysco Corp.	4,123,287	121,637
	Avon Products Inc.	2,974,849	100,758
	HJ Heinz Co.	2,200,604	100,370
	Kroger Co.	4,522,425	97,956
	Kellogg Co.	1,774,351	94,804
	Lorillard Inc.	1,077,386	81,063
	ConAgra Foods Inc.	3,085,589	77,356
	Mead Johnson Nutrition Co.	1,423,124	74,045

Sara Lee Corp.	4,851,281	67,578
Safeway Inc.	2,705,669	67,263
Reynolds American Inc.	1,176,316	63,498
Clorox Co.	975,952	62,598
Dr Pepper Snapple Group Inc.	1,768,471	62,197
Coca-Cola Enterprises Inc.	2,223,290	61,496
Estee Lauder Cos. Inc. Class A	822,305	53,343
JM Smucker Co.	828,345	49,916
Hershey Co.	1,157,631	49,558
Campbell Soup Co.	1,312,234	46,387
Molson Coors Brewing Co. Class B	1,102,279	46,362
Brown-Forman Corp. Class B	756,276	44,961
* Whole Foods Market Inc.	1,185,564	42,858
Tyson Foods Inc. Class A	2,119,694	40,592
McCormick & Co. Inc.	919,379	35,267
SUPERVALU Inc.	1,472,084	24,554
* Constellation Brands Inc. Class A	1,390,332	22,857
Hormel Foods Corp.	482,842	20,284
* Dean Foods Co.	1,261,667	19,796
		8,270,397
Energy (10.8%)
Exxon Mobil Corp.	32,851,378	2,200,385
Chevron Corp.	13,974,546	1,059,690
ConocoPhillips	10,345,808	529,395
Schlumberger Ltd.	8,326,153	528,378
Occidental Petroleum Corp.	5,649,826	477,636
Anadarko Petroleum Corp.	3,427,473	249,623
Apache Corp.	2,341,874	237,700
Devon Energy Corp.	3,109,066	200,317
XTO Energy Inc.	4,059,157	191,511
Halliburton Co.	6,298,009	189,759
EOG Resources Inc.	1,757,645	163,356
Marathon Oil Corp.	4,926,141	155,863
Hess Corp.	2,026,618	126,765
National Oilwell Varco Inc.	2,911,844	118,163
Chesapeake Energy Corp.	4,536,062	107,233
Baker Hughes Inc.	2,170,468	101,665
Spectra Energy Corp.	4,505,676	101,513
* Southwestern Energy Co.	2,408,340	98,068
Williams Cos. Inc.	4,061,104	93,812
Noble Energy Inc.	1,213,969	88,620
Peabody Energy Corp.	1,870,263	85,471
Valero Energy Corp.	3,930,399	77,429
Murphy Oil Corp.	1,330,094	74,738
Smith International Inc.	1,728,657	74,021
* Cameron International Corp.	1,701,153	72,911
Consol Energy Inc.	1,531,655	65,340
* FMC Technologies Inc.	848,923	54,866
El Paso Corp.	4,880,587	52,906
Range Resources Corp.	1,107,286	51,898
* Denbury Resources Inc.	2,752,050	46,427
Pioneer Natural Resources Co.	803,980	45,280
BJ Services Co.	2,042,514	43,710
Diamond Offshore Drilling Inc.	482,944	42,890
* Nabors Industries Ltd.	1,980,692	38,881
Massey Energy Co.	661,378	34,583
Helmerich & Payne Inc.	735,623	28,013

Cabot Oil & Gas Corp.	721,531	26,552
Sunoco Inc.	811,730	24,116
* Rowan Cos. Inc.	789,868	22,993
Tesoro Corp.	978,372	13,599
		7,996,076
Financials (16.4%)
Bank of America Corp.	69,804,360	1,246,008
JPMorgan Chase & Co.	27,644,941	1,237,111
Wells Fargo & Co.	36,048,402	1,121,826
* Berkshire Hathaway Inc. Class B	10,376,552	843,302
Goldman Sachs Group Inc.	3,661,806	624,814
* Citigroup Inc.	136,722,260	553,725
US Bancorp	13,313,732	344,559
American Express Co.	8,327,176	343,579
Morgan Stanley	9,728,402	284,945
Bank of New York Mellon Corp.	8,407,042	259,609
MetLife Inc.	5,699,713	247,026
PNC Financial Services Group Inc.	3,597,297	214,759
Prudential Financial Inc.	3,235,747	195,763
Travelers Cos. Inc.	3,573,648	192,763
Aflac Inc.	3,264,526	177,231
Simon Property Group Inc.	2,017,857	169,298
BB&T Corp.	4,806,090	155,669
State Street Corp.	3,447,107	155,602
CME Group Inc.	463,742	146,593
Capital One Financial Corp.	3,168,231	131,196
Charles Schwab Corp.	6,802,782	127,144
Allstate Corp.	3,733,756	120,638
Chubb Corp.	2,286,480	118,554
Franklin Resources Inc.	1,032,348	114,487
T Rowe Price Group Inc.	1,802,315	99,001
SunTrust Banks Inc.	3,474,824	93,091
Northern Trust Corp.	1,681,786	92,935
* Berkshire Hathaway Inc. Class A	759	92,446
Loews Corp.	2,469,331	92,057
Marsh & McLennan Cos. Inc.	3,703,417	90,437
Progressive Corp.	4,673,217	89,212
Hartford Financial Services Group Inc.	3,087,778	87,755
Public Storage	944,176	86,855
Vornado Realty Trust	1,097,106	83,051
Ameriprise Financial Inc.	1,778,045	80,652
AON Corp.	1,857,005	79,313
Equity Residential	1,961,610	76,797
Fifth Third Bancorp	5,532,760	75,190
Boston Properties Inc.	967,079	72,956
HCP Inc.	2,044,860	67,480
Host Hotels & Resorts Inc.	4,544,222	66,573
Invesco Ltd.	2,983,908	65,377
Regions Financial Corp.	8,297,275	65,134
Principal Financial Group Inc.	2,222,529	64,920
Lincoln National Corp.	2,102,888	64,559
* Genworth Financial Inc. Class A	3,402,557	62,403
* IntercontinentalExchange Inc.	512,102	57,448
Unum Group	2,312,390	57,278
Discover Financial Services	3,781,954	56,351
NYSE Euronext	1,815,920	53,769
Ventas Inc.	1,090,326	51,769

	AvalonBay Communities Inc.	567,351	48,991
	KeyCorp	6,103,436	47,302
	Hudson City Bancorp Inc.	3,296,698	46,681
	Comerica Inc.	1,210,796	46,059
^	M&T Bank Corp.	578,010	45,882
	XL Capital Ltd. Class A	2,380,844	44,998
	Kimco Realty Corp.	2,821,554	44,129
	Plum Creek Timber Co. Inc.	1,133,136	44,090
	ProLogis	3,299,240	43,550
*	SLM Corp.	3,374,699	42,251
	Moody's Corp.	1,368,050	40,699
	People's United Financial Inc.	2,580,413	40,358
	Health Care REIT Inc.	860,642	38,927
	Cincinnati Financial Corp.	1,133,951	32,771
*	Leucadia National Corp.	1,320,793	32,769
	Legg Mason Inc.	1,131,549	32,441
^,* American International Group Inc.		938,808	32,051
	Torchmark Corp.	576,456	30,846
*	CB Richard Ellis Group Inc. Class A	1,880,992	29,814
	Marshall & Ilsley Corp.	3,664,668	29,501
	Assurant Inc.	810,533	27,866
	Huntington Bancshares Inc.	4,984,699	26,768
^	Zions Bancorporation	1,044,347	22,788
*	First Horizon National Corp.	1,563,328	21,965
*	NASDAQ OMX Group Inc.	1,030,260	21,759
*	E*Trade Financial Corp.	11,078,517	18,280
	Janus Capital Group Inc.	1,278,233	18,266
^	Federated Investors Inc. Class B	616,369	16,260
	Apartment Investment & Management Co.	815,512	15,014
			12,134,086
Health Care (12.1%)
	Johnson & Johnson	19,148,390	1,248,475
	Pfizer Inc.	56,155,118	963,060
	Merck & Co. Inc.	21,676,956	809,634
	Abbott Laboratories	10,803,674	569,138
*	Amgen Inc.	6,814,272	407,221
	Medtronic Inc.	7,686,522	346,124
	Bristol-Myers Squibb Co.	11,927,546	318,465
*	Gilead Sciences Inc.	6,286,069	285,890
	UnitedHealth Group Inc.	8,054,535	263,142
	Eli Lilly & Co.	7,061,171	255,756
	Baxter International Inc.	4,193,599	244,067
*	Medco Health Solutions Inc.	3,229,151	208,474
*	WellPoint Inc.	3,089,078	198,875
*	Celgene Corp.	3,199,078	198,215
*	Express Scripts Inc.	1,915,673	194,939
*	Thermo Fisher Scientific Inc.	2,849,296	146,568
	Allergan Inc.	2,139,882	139,777
	Becton Dickinson and Co.	1,640,129	129,127
	McKesson Corp.	1,874,636	123,201
	Stryker Corp.	1,966,682	112,534
*	Biogen Idec Inc.	1,876,103	107,613
	Aetna Inc.	2,999,235	105,303
*	Genzyme Corp.	1,851,707	95,974
*	Intuitive Surgical Inc.	270,937	94,321
*	St. Jude Medical Inc.	2,264,617	92,963
	Cardinal Health Inc.	2,515,336	90,628

*	Zimmer Holdings Inc.	1,482,101	87,740
*	Boston Scientific Corp.	10,517,342	75,935
	CIGNA Corp.	1,913,470	69,995
*	Forest Laboratories Inc.	2,104,166	65,987
*	Life Technologies Corp.	1,258,363	65,775
*	Hospira Inc.	1,139,937	64,577
	Quest Diagnostics Inc.	1,045,598	60,948
	CR Bard Inc.	665,571	57,652
	AmerisourceBergen Corp. Class A	1,964,592	56,816
*	Humana Inc.	1,184,316	55,390
*	Laboratory Corp. of America Holdings	728,424	55,149
^,* Mylan Inc.		2,133,746	48,457
*	Varian Medical Systems Inc.	861,271	47,654
*	DaVita Inc.	718,055	45,525
*	Waters Corp.	651,121	43,977
*	Millipore Corp.	389,834	41,166
	DENTSPLY International Inc.	1,024,300	35,697
*	Cephalon Inc.	521,386	35,340
*	CareFusion Corp.	1,233,770	32,609
*	Watson Pharmaceuticals Inc.	741,563	30,975
*	Coventry Health Care Inc.	1,030,252	25,468
*	King Pharmaceuticals Inc.	1,723,704	20,271
	Patterson Cos. Inc.	649,485	20,166
	PerkinElmer Inc.	818,245	19,556
*	Tenet Healthcare Corp.	3,009,080	17,212
			8,929,521
Industrials (10.5%)
	General Electric Co.	74,242,287	1,351,210
	United Technologies Corp.	6,515,834	479,631
	United Parcel Service Inc. Class B	6,908,534	444,979
	3M Co.	4,952,421	413,874
	Boeing Co.	5,267,230	382,454
	Caterpillar Inc.	4,347,090	273,215
	Emerson Electric Co.	5,235,783	263,569
	Union Pacific Corp.	3,515,956	257,720
	Honeywell International Inc.	5,320,017	240,837
	General Dynamics Corp.	2,684,047	207,208
	FedEx Corp.	2,177,451	203,374
	Lockheed Martin Corp.	2,194,453	182,622
	Deere & Co.	2,950,434	175,433
	Raytheon Co.	2,616,901	149,477
	Danaher Corp.	1,823,308	145,701
	Norfolk Southern Corp.	2,572,257	143,763
	Northrop Grumman Corp.	2,106,895	138,149
	CSX Corp.	2,714,094	138,147
	Illinois Tool Works Inc.	2,692,014	127,494
	Precision Castparts Corp.	985,963	124,931
	Waste Management Inc.	3,374,768	116,193
	PACCAR Inc.	2,534,337	109,838
	Eaton Corp.	1,150,990	87,211
	Cummins Inc.	1,401,239	86,807
	L-3 Communications Holdings Inc.	804,360	73,704
	Parker Hannifin Corp.	1,118,985	72,443
	Rockwell Collins Inc.	1,094,161	68,484
	Southwest Airlines Co.	5,170,901	68,359
	ITT Corp.	1,272,781	68,234
	Republic Services Inc. Class A	2,252,940	65,380

	CH Robinson Worldwide Inc.	1,158,814	64,720
	Goodrich Corp.	870,830	61,411
	Dover Corp.	1,296,241	60,599
	Fluor Corp.	1,243,720	57,845
	Rockwell Automation Inc.	993,285	55,982
	Expeditors International of Washington Inc.	1,475,840	54,488
	WW Grainger Inc.	428,332	46,311
	Fastenal Co.	911,870	43,761
	Flowserve Corp.	388,723	42,864
^,* First Solar Inc.		338,034	41,460
	Textron Inc.	1,896,773	40,269
*	Jacobs Engineering Group Inc.	866,868	39,174
	Masco Corp.	2,493,068	38,692
	Roper Industries Inc.	652,027	37,713
	Pitney Bowes Inc.	1,443,392	35,291
	Iron Mountain Inc.	1,261,256	34,558
	Pall Corp.	816,584	33,064
*	Stericycle Inc.	589,946	32,152
	Robert Half International Inc.	1,034,088	31,467
	Equifax Inc.	877,610	31,418
	RR Donnelley & Sons Co.	1,429,688	30,524
	Avery Dennison Corp.	778,727	28,353
*	Quanta Services Inc.	1,461,647	28,005
	Dun & Bradstreet Corp.	354,606	26,390
	Cintas Corp.	912,791	25,640
	Snap-On Inc.	401,235	17,390
	Ryder System Inc.	370,271	14,352
*	Raytheon Co. Warrants Exp. 06/16/11	20,998	409
			7,714,743
Information Technology (18.8%)
	Microsoft Corp.	53,092,847	1,554,028
*	Apple Inc.	6,309,618	1,482,319
	International Business Machines Corp.	9,038,747	1,159,219
*	Cisco Systems Inc.	39,840,016	1,037,036
*	Google Inc. Class A	1,681,547	953,454
	Hewlett-Packard Co.	16,380,182	870,607
	Intel Corp.	38,437,050	855,609
	Oracle Corp.	27,197,920	698,715
	QUALCOMM Inc.	11,694,040	491,033
	Visa Inc. Class A	3,106,114	282,750
*	EMC Corp.	14,283,585	257,676
	Corning Inc.	10,847,273	219,223
*	eBay Inc.	7,863,942	211,933
	Texas Instruments Inc.	8,641,531	211,458
*	Dell Inc.	11,981,385	179,841
	Mastercard Inc. Class A	671,575	170,580
	Automatic Data Processing Inc.	3,512,875	156,218
*	Yahoo! Inc.	8,281,806	136,898
*	Adobe Systems Inc.	3,647,111	128,998
	Applied Materials Inc.	9,346,215	125,987
*	Motorola Inc.	16,094,406	112,983
*	Juniper Networks Inc.	3,656,376	112,178
*	Cognizant Technology Solutions Corp. Class A	2,070,666	105,563
	Broadcom Corp. Class A	3,000,377	99,552
*	Symantec Corp.	5,610,349	94,927
	Xerox Corp.	9,407,752	91,726
*	Agilent Technologies Inc.	2,427,517	83,482

Western Union Co.	4,751,307	80,582
* NetApp Inc.	2,398,352	78,090
* Intuit Inc.	2,184,512	75,016
Paychex Inc.	2,238,395	68,719
* NVIDIA Corp.	3,861,528	67,113
CA Inc.	2,749,612	64,533
* Western Digital Corp.	1,590,693	62,021
* Micron Technology Inc.	5,918,134	61,489
* Citrix Systems Inc.	1,278,951	60,712
Analog Devices Inc.	2,071,092	59,689
* Computer Sciences Corp.	1,068,766	58,237
* Salesforce.com Inc.	764,943	56,950
* SanDisk Corp.	1,591,284	55,106
Fidelity National Information Services Inc.	2,295,401	53,804
* Fiserv Inc.	1,059,796	53,795
Amphenol Corp. Class A	1,205,238	50,849
Altera Corp.	2,069,042	50,298
Xilinx Inc.	1,923,451	49,048
* BMC Software Inc.	1,269,251	48,231
* Autodesk Inc.	1,598,675	47,033
* McAfee Inc.	1,104,128	44,309
Linear Technology Corp.	1,555,057	43,977
Harris Corp.	910,078	43,220
* Electronic Arts Inc.	2,272,652	42,408
* Red Hat Inc.	1,312,979	38,431
* Akamai Technologies Inc.	1,197,314	37,608
* SAIC Inc.	2,118,726	37,501
KLA-Tencor Corp.	1,197,276	37,020
* Advanced Micro Devices Inc.	3,928,272	36,415
Microchip Technology Inc.	1,281,909	36,099
* Teradata Corp.	1,160,349	33,522
* VeriSign Inc.	1,276,772	33,209
* FLIR Systems Inc.	1,063,703	29,996
* LSI Corp.	4,568,216	27,957
* MEMC Electronic Materials Inc.	1,582,219	24,255
National Semiconductor Corp.	1,654,851	23,913
Jabil Circuit Inc.	1,343,652	21,754
Total System Services Inc.	1,369,234	21,442
Tellabs Inc.	2,670,772	20,218
Molex Inc.	940,958	19,628
* Lexmark International Inc. Class A	542,750	19,582
* JDS Uniphase Corp.	1,555,499	19,490
* Novellus Systems Inc.	666,129	16,653
* QLogic Corp.	791,410	16,066
* Novell Inc.	2,424,020	14,520
* Monster Worldwide Inc.	871,088	14,469
* Teradyne Inc.	1,233,567	13,779
* Compuware Corp.	1,579,903	13,271
		13,866,020
Materials (3.5%)
Monsanto Co.	3,797,051	271,185
Freeport-McMoRan Copper & Gold Inc.	2,996,089	250,293
Dow Chemical Co.	8,004,130	236,682
EI du Pont de Nemours & Co.	6,289,274	234,213
Praxair Inc.	2,131,519	176,916
Newmont Mining Corp.	3,416,515	174,003
Air Products & Chemicals Inc.	1,476,308	109,173

Alcoa Inc.	7,099,812	101,101
Nucor Corp.	2,191,434	99,447
PPG Industries Inc.	1,154,261	75,489
International Paper Co.	3,013,863	74,171
Ecolab Inc.	1,644,148	72,260
Cliffs Natural Resources Inc.	940,777	66,748
Weyerhaeuser Co.	1,470,917	66,588
United States Steel Corp.	997,496	63,361
Sigma-Aldrich Corp.	847,282	45,465
* Owens-Illinois Inc.	1,173,081	41,691
Vulcan Materials Co.	878,993	41,524
Allegheny Technologies Inc.	683,286	36,891
Airgas Inc.	575,656	36,623
Ball Corp.	653,857	34,903
Eastman Chemical Co.	505,159	32,169
CF Industries Holdings Inc.	337,427	30,767
FMC Corp.	504,582	30,547
MeadWestvaco Corp.	1,191,781	30,450
International Flavors & Fragrances Inc.	549,202	26,181
Sealed Air Corp.	1,103,736	23,267
* Pactiv Corp.	918,717	23,133
Bemis Co. Inc.	758,654	21,789
AK Steel Holding Corp.	764,605	17,479
* Titanium Metals Corp.	585,639	9,716
		2,554,225
Telecommunication Services (2.8%)
AT&T Inc.	41,067,638	1,061,188
Verizon Communications Inc.	19,731,631	612,075
* American Tower Corp. Class A	2,802,076	119,397
* Sprint Nextel Corp.	20,718,753	78,731
CenturyTel Inc.	2,084,748	73,925
Qwest Communications International Inc.	10,352,117	54,038
Windstream Corp.	3,180,001	34,630
Frontier Communications Corp.	2,172,873	16,166
* MetroPCS Communications Inc.	1,817,245	12,866
		2,063,016
Utilities (3.4%)
Exelon Corp.	4,591,888	201,171
Southern Co.	5,708,512	189,294
Dominion Resources Inc.	4,175,818	171,668
Duke Energy Corp.	9,110,903	148,690
FPL Group Inc.	2,876,292	139,011
American Electric Power Co. Inc.	3,326,637	113,704
PG&E Corp.	2,583,962	109,612
Entergy Corp.	1,316,603	107,106
Public Service Enterprise Group Inc.	3,520,808	103,934
Consolidated Edison Inc.	1,957,931	87,206
Sempra Energy	1,718,873	85,772
FirstEnergy Corp.	2,121,273	82,921
Progress Energy Inc.	1,980,640	77,958
Edison International	2,267,262	77,472
PPL Corp.	2,623,975	72,710
Xcel Energy Inc.	3,176,893	67,350
Questar Corp.	1,215,125	52,493
DTE Energy Co.	1,147,832	51,193
* AES Corp.	4,650,703	51,158
Constellation Energy Group Inc.	1,399,060	49,121

Ameren Corp.			1,648,890	43,003
EQT Corp.			1,000,063	41,003
Wisconsin Energy Corp.			812,259	40,134
CenterPoint Energy Inc.			2,732,398	39,237
* NRG Energy Inc.			1,823,050	38,102
Northeast Utilities			1,219,314	33,702
Oneok Inc.			735,871	33,593
NiSource Inc.			1,925,982	30,431
SCANA Corp.			775,764	29,161
Allegheny Energy Inc.			1,180,260	27,146
Pinnacle West Capital Corp.			705,949	26,635
Pepco Holdings Inc.			1,547,249	26,535
Integrys Energy Group Inc.			532,649	25,237
CMS Energy Corp.			1,599,300	24,725
TECO Energy Inc.			1,484,229	23,584
Nicor Inc.			313,411	13,138
				2,534,910
Total Common Stocks (Cost $70,713,101)				73,491,649
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.183%		261,325,747	261,326

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.180%	7/7/10	7,000	6,996
[4,5] Freddie Mac Discount Notes	0.230%	6/21/10	17,000	16,993
				23,989
Total Temporary Cash Investments (Cost $285,313)				285,315
Total Investments (100.0%) (Cost $70,998,414)				73,776,964
Other Assets and Liabilities-Net (0.0%)3				15,882
Net Assets (100%)				73,792,846

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $109,385,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $112,698,000 of collateral received for securities on loan.
4 Securities with a value of $23,989,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Institutional Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	June 2010	537	156,428	3,426
E-mini S&P 500 Index	June 2010	1,749	101,897	888

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	73,491,649	—	—
Temporary Cash Investments	261,326	23,989	—
Futures Contracts—Liabilities[1]	(931)	—	—
Total	73,752,044	23,989	—

Institutional Index Fund

1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $70,998,414,000. Net unrealized appreciation of investment securities for tax purposes was $2,778,550,000, consisting of unrealized gains of $12,397,431,000 on securities that had risen in value since their purchase and $9,618,881,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (10.8%)
	McDonald's Corp.	1,089,174	72,670
	Walt Disney Co.	1,844,237	64,382
	Home Depot Inc.	1,720,358	55,654
	Comcast Corp. Class A	2,671,672	50,281
*	Amazon.com Inc.	349,637	47,456
	Target Corp.	721,184	37,934
*	Ford Motor Co.	2,939,557	36,950
	Time Warner Inc.	1,178,345	36,847
	Lowe's Cos. Inc.	1,490,626	36,133
	News Corp. Class A	2,275,534	32,790
*	DIRECTV Class A	917,100	31,007
	NIKE Inc. Class B	375,566	27,604
	Johnson Controls Inc.	677,729	22,358
*	Viacom Inc. Class B	559,909	19,250
	Time Warner Cable Inc.	355,844	18,970
	TJX Cos. Inc.	427,909	18,195
*	Starbucks Corp.	747,387	18,139
	Yum! Brands Inc.	472,243	18,101
	Carnival Corp.	441,310	17,158
	Staples Inc.	729,393	17,060
*	Kohl's Corp.	293,155	16,059
	Best Buy Co. Inc.	357,517	15,209
	Coach Inc.	322,229	12,734
	Omnicom Group Inc.	314,422	12,203
*	Bed Bath & Beyond Inc.	265,378	11,613
	Gap Inc.	493,526	11,405
	McGraw-Hill Cos. Inc.	318,173	11,343
*	priceline.com Inc.	42,181	10,756
	Marriott International Inc. Class A	305,728	9,637
	Macy's Inc.	425,056	9,253
	Starwood Hotels & Resorts Worldwide Inc.	188,859	8,808
	Stanley Black & Decker Inc.	152,893	8,778
*	Liberty Media Corp. - Interactive	572,457	8,764
	CBS Corp. Class B	599,938	8,363
	Mattel Inc.	365,031	8,301
*	Apollo Group Inc. Class A	132,651	8,130
	Fortune Brands Inc.	151,879	7,368
	VF Corp.	89,793	7,197
*	Las Vegas Sands Corp.	333,500	7,054
	JC Penney Co. Inc.	214,575	6,903
	Genuine Parts Co.	161,193	6,809
	Ltd Brands Inc.	276,230	6,801
	Ross Stores Inc.	126,519	6,765
	Nordstrom Inc.	164,808	6,732
	Harley-Davidson Inc.	237,247	6,660
	Sherwin-Williams Co.	97,375	6,590
	Whirlpool Corp.	75,205	6,562
	H&R Block Inc.	339,325	6,040
	Cablevision Systems Corp. Class A	249,892	6,032

	Darden Restaurants Inc.	134,274	5,981
	Tiffany & Co.	125,598	5,965
*	O'Reilly Automotive Inc.	138,835	5,791
	Wynn Resorts Ltd.	74,770	5,670
*	CarMax Inc.	224,456	5,638
	International Game Technology	298,241	5,503
*	Dollar Tree Inc.	89,415	5,295
*	AutoZone Inc.	30,371	5,257
*,^	Sears Holdings Corp.	46,727	5,067
	Expedia Inc.	199,907	4,990
	Virgin Media Inc.	283,161	4,887
	Family Dollar Stores Inc.	133,380	4,883
	Polo Ralph Lauren Corp. Class A	57,226	4,866
*	Urban Outfitters Inc.	127,948	4,866
	Hasbro Inc.	126,066	4,826
^	Garmin Ltd.	121,857	4,689
	Wyndham Worldwide Corp.	180,766	4,651
*	Royal Caribbean Cruises Ltd.	140,786	4,645
*	Discovery Communications Inc. Class A	136,841	4,624
*	BorgWarner Inc.	118,249	4,515
*	Autoliv Inc.	86,214	4,443
	DISH Network Corp. Class A	211,125	4,396
	Newell Rubbermaid Inc.	281,243	4,275
	DeVry Inc.	64,767	4,223
*	Discovery Communications Inc.	143,544	4,222
*	ITT Educational Services Inc.	37,435	4,211
*	NVR Inc.	5,713	4,150
*	Interpublic Group of Cos. Inc.	492,638	4,099
	Scripps Networks Interactive Inc. Class A	91,608	4,063
	Abercrombie & Fitch Co.	88,996	4,062
	Advance Auto Parts Inc.	95,782	4,015
	PetSmart Inc.	125,410	4,008
	Gannett Co. Inc.	238,253	3,936
*	Pulte Group Inc.	346,982	3,904
*	Liberty Global Inc. Class A	131,800	3,843
	DR Horton Inc.	289,541	3,648
*	Chipotle Mexican Grill Inc. Class A	32,128	3,620
	Comcast Corp.	199,815	3,591
	American Eagle Outfitters Inc.	189,023	3,501
*	Liberty Global Inc.	120,897	3,493
*	GameStop Corp. Class A	158,800	3,479
*,^	NetFlix Inc.	47,042	3,469
^	Strayer Education Inc.	14,216	3,462
*	Sirius XM Radio Inc.	3,917,800	3,410
*	Liberty Media Corp. - Capital	91,590	3,331
*	MGM Mirage	268,296	3,220
*	Mohawk Industries Inc.	58,892	3,203
	Leggett & Platt Inc.	146,693	3,174
*	Harman International Industries Inc.	66,879	3,129
	Tupperware Brands Corp.	64,527	3,111
*	Big Lots Inc.	84,049	3,061
	Phillips-Van Heusen Corp.	52,502	3,011
	Jarden Corp.	89,998	2,996
*	Goodyear Tire & Rubber Co.	233,300	2,949
*	Aeropostale Inc.	102,018	2,941
*	Toll Brothers Inc.	138,705	2,885
	RadioShack Corp.	127,478	2,885
*	J Crew Group Inc.	61,004	2,800

* Career Education Corp.	88,032	2,785
* Liberty Media Corp. - Starz	50,221	2,746
Washington Post Co. Class B	6,170	2,741
Gentex Corp.	140,030	2,719
* DreamWorks Animation SKG Inc. Class A	68,950	2,716
* Hanesbrands Inc.	96,894	2,696
Guess? Inc.	56,057	2,634
* LKQ Corp.	129,284	2,624
Chico's FAS Inc.	180,661	2,605
* WMS Industries Inc.	59,671	2,503
* TRW Automotive Holdings Corp.	83,979	2,400
Williams-Sonoma Inc.	91,282	2,400
* Dick's Sporting Goods Inc.	90,957	2,375
Foot Locker Inc.	157,708	2,372
Service Corp. International	255,472	2,345
* Panera Bread Co. Class A	30,634	2,343
Lennar Corp. Class A	130,149	2,240
* Office Depot Inc.	278,047	2,219
* Warnaco Group Inc.	46,360	2,212
* Bally Technologies Inc.	53,127	2,154
Sotheby's	68,093	2,117
* AutoNation Inc.	115,145	2,082
* Tempur-Pedic International Inc.	68,679	2,071
Burger King Holdings Inc.	96,293	2,047
* Lamar Advertising Co. Class A	58,530	2,010
* Live Nation Entertainment Inc.	137,847	1,999
Brinker International Inc.	103,656	1,998
Wendy's/Arby's Group Inc. Class A	399,572	1,998
* Brink's Home Security Holdings Inc.	46,625	1,984
John Wiley & Sons Inc. Class A	44,982	1,947
Tractor Supply Co.	33,079	1,920
* Penn National Gaming Inc.	67,401	1,874
* Deckers Outdoor Corp.	13,041	1,800
* Fossil Inc.	47,635	1,798
* Carter's Inc.	57,465	1,733
* Dana Holding Corp.	141,625	1,682
Jones Apparel Group Inc.	87,264	1,660
* Lululemon Athletica Inc.	39,399	1,635
Polaris Industries Inc.	31,713	1,622
* Rent-A-Center Inc.	67,859	1,605
* Eastman Kodak Co.	273,201	1,582
Aaron's Inc.	47,439	1,582
* Cheesecake Factory Inc.	58,428	1,581
* Gymboree Corp.	30,491	1,574
* Dress Barn Inc.	59,296	1,551
* New York Times Co. Class A	139,329	1,551
Regal Entertainment Group Class A	86,766	1,524
* Hyatt Hotels Corp. Class A	38,829	1,513
* Corinthian Colleges Inc.	84,838	1,492
* Collective Brands Inc.	65,444	1,488
Wolverine World Wide Inc.	50,412	1,470
Brunswick Corp.	90,588	1,447
* Tenneco Inc.	60,670	1,435
Hillenbrand Inc.	63,189	1,390
* Jack in the Box Inc.	58,589	1,380
* Valassis Communications Inc.	49,345	1,373
* Madison Square Garden Inc. Class A	62,998	1,369
KB Home	81,035	1,357

	Dillard's Inc. Class A	57,495	1,357
*	Capella Education Co.	14,315	1,329
	MDC Holdings Inc.	38,366	1,328
*	Orient-Express Hotels Ltd. Class A	90,533	1,284
	Meredith Corp.	37,213	1,280
*	OfficeMax Inc.	77,781	1,277
*	HSN Inc.	43,310	1,275
*	AnnTaylor Stores Corp.	60,116	1,244
*	Skechers U.S.A. Inc. Class A	33,956	1,233
	Interactive Data Corp.	38,460	1,231
*,^	Saks Inc.	139,117	1,196
	Men's Wearhouse Inc.	49,925	1,195
*	ArvinMeritor Inc.	88,446	1,181
	Choice Hotels International Inc.	33,550	1,168
*	Jo-Ann Stores Inc.	27,158	1,140
	Pool Corp.	49,956	1,131
	Cooper Tire & Rubber Co.	59,217	1,126
*	Iconix Brand Group Inc.	73,036	1,122
	Thor Industries Inc.	36,694	1,109
	Matthews International Corp. Class A	30,548	1,084
*	Life Time Fitness Inc.	38,577	1,084
	Cracker Barrel Old Country Store Inc.	23,314	1,081
	Regis Corp.	57,576	1,076
*	Childrens Place Retail Stores Inc.	23,604	1,052
*	CROCS Inc.	118,619	1,040
^	Buckle Inc.	28,294	1,040
*	American Public Education Inc.	22,201	1,035
	Cinemark Holdings Inc.	56,388	1,034
*	Under Armour Inc. Class A	35,066	1,031
*	Coinstar Inc.	31,701	1,030
*	JOS A Bank Clothiers Inc.	18,807	1,028
*	Vail Resorts Inc.	25,607	1,027
*	Gaylord Entertainment Co.	34,762	1,018
*	Scientific Games Corp. Class A	71,577	1,008
	Ryland Group Inc.	44,791	1,005
*	PF Chang's China Bistro Inc.	22,770	1,005
	Arbitron Inc.	37,456	999
	Bob Evans Farms Inc.	31,856	985
	Finish Line Inc. Class A	59,831	976
	Brown Shoe Co. Inc.	62,612	969
*	Morningstar Inc.	20,138	968
*	Liz Claiborne Inc.	125,389	932
*	Timberland Co. Class A	43,376	926
	Weight Watchers International Inc.	35,761	913
	Scholastic Corp.	32,419	908
^	Barnes & Noble Inc.	41,270	892
*	Blue Nile Inc.	15,933	877
*	CEC Entertainment Inc.	22,933	874
*	American Axle & Manufacturing Holdings Inc.	87,063	869
	Belo Corp. Class A	127,385	869
*	Charming Shoppes Inc.	158,358	865
	Ethan Allen Interiors Inc.	40,582	837
*	Buffalo Wild Wings Inc.	17,292	832
*	99 Cents Only Stores	48,369	788
	CKE Restaurants Inc.	70,153	777
*	Group 1 Automotive Inc.	23,751	757
	American Greetings Corp. Class A	35,538	741
*	Cabela's Inc.	42,173	738

*	G-III Apparel Group Ltd.	26,530	731
*	Asbury Automotive Group Inc.	53,947	717
*	Lions Gate Entertainment Corp.	114,557	715
	International Speedway Corp. Class A	27,708	714
*	BJ's Restaurants Inc.	30,605	713
	National CineMedia Inc.	40,252	695
*	Hibbett Sports Inc.	27,083	693
*	Maidenform Brands Inc.	31,094	679
*	California Pizza Kitchen Inc.	39,791	668
*	Clear Channel Outdoor Holdings Inc. Class A	62,362	662
*	Steven Madden Ltd.	13,430	655
	Cato Corp. Class A	30,534	655
	CTC Media Inc.	37,849	652
*,^	Fuel Systems Solutions Inc.	19,777	632
	Ameristar Casinos Inc.	34,508	629
*	Sonic Corp.	54,517	602
*	AFC Enterprises Inc.	54,508	585
	Christopher & Banks Corp.	73,056	584
*	Helen of Troy Ltd.	22,393	584
*	Penske Auto Group Inc.	40,266	581
	Callaway Golf Co.	65,749	580
*	True Religion Apparel Inc.	18,992	577
	Harte-Hanks Inc.	44,763	576
*	Citi Trends Inc.	17,586	570
	Stewart Enterprises Inc. Class A	89,095	557
*,^	Talbots Inc.	42,865	556
	Big 5 Sporting Goods Corp.	36,485	555
	Churchill Downs Inc.	14,763	554
*	Domino's Pizza Inc.	40,333	550
*	Pinnacle Entertainment Inc.	56,160	547
*	Universal Technical Institute Inc.	23,644	540
*	Papa John's International Inc.	20,945	538
	NutriSystem Inc.	30,054	535
*	Texas Roadhouse Inc. Class A	38,151	530
*	Genesco Inc.	16,961	526
*	Boyd Gaming Corp.	53,129	525
*	DineEquity Inc.	13,183	521
*	Peet's Coffee & Tea Inc.	13,073	518
	Unifirst Corp.	10,037	517
*	Denny's Corp.	134,245	515
*	La-Z-Boy Inc.	40,428	507
	Bebe Stores Inc.	56,525	503
*	Steiner Leisure Ltd.	11,193	496
*	Pre-Paid Legal Services Inc.	13,064	494
*	Sally Beauty Holdings Inc.	54,898	490
*	Pacific Sunwear Of California	91,880	488
*	Amerigon Inc.	47,040	476
*	Drew Industries Inc.	21,443	472
*	America's Car-Mart Inc.	19,487	470
*	K-Swiss Inc. Class A	44,900	470
	Haverty Furniture Cos. Inc.	28,070	458
*	Winnebago Industries	30,586	447
*	Meritage Homes Corp.	21,054	442
*	Ascent Media Corp. Class A	16,187	441
*	Quiksilver Inc.	93,233	441
	Columbia Sportswear Co.	8,321	437
^	PetMed Express Inc.	19,394	430
	Monro Muffler Brake Inc.	11,957	428

*	Interval Leisure Group Inc.	29,280	426
*	Ruby Tuesday Inc.	39,678	419
	Fred's Inc. Class A	34,245	410
*	Standard Pacific Corp.	89,548	405
*	Hovnanian Enterprises Inc. Class A	91,158	397
*	Beazer Homes USA Inc.	86,676	393
*	Carmike Cinemas Inc.	28,265	392
*	Volcom Inc.	20,033	391
*	AH Belo Corp. Class A	54,513	391
*	O'Charleys Inc.	43,633	390
*	Arctic Cat Inc.	35,849	389
*	Shutterfly Inc.	15,257	368
*	MarineMax Inc.	33,690	362
*	Kirkland's Inc.	17,131	360
*	Overstock.com Inc.	21,395	348
*	Modine Manufacturing Co.	30,875	347
	CPI Corp.	25,029	347
	Standard Motor Products Inc.	34,960	347
	Cherokee Inc.	19,226	346
*	Audiovox Corp. Class A	44,054	343
	Lennar Corp. Class B	24,500	342
*	Drugstore.Com Inc.	95,569	341
	Stage Stores Inc.	22,045	339
*	Pier 1 Imports Inc.	52,811	336
*	Build-A-Bear Workshop Inc.	47,226	336
	Blyth Inc.	10,662	333
	National Presto Industries Inc.	2,795	332
*,^	Brookfield Homes Corp.	37,318	326
*	Federal Mogul Corp.	17,554	322
	PEP Boys-Manny Moe & Jack	32,022	322
*	Ulta Salon Cosmetics & Fragrance Inc.	14,205	321
*	Krispy Kreme Doughnuts Inc.	79,870	321
*	Exide Technologies	55,403	319
*	Red Robin Gourmet Burgers Inc.	13,019	318
	Systemax Inc.	14,469	315
*	Knology Inc.	23,161	311
	World Wrestling Entertainment Inc. Class A	17,739	307
*	iRobot Corp.	20,121	305
*	Jakks Pacific Inc.	23,309	304
*	Retail Ventures Inc.	31,829	303
*	Wet Seal Inc. Class A	63,178	301
*	Lumber Liquidators Holdings Inc.	11,225	299
	CSS Industries Inc.	14,838	298
*	Leapfrog Enterprises Inc.	45,463	298
*	Alloy Inc.	36,292	298
*	Furniture Brands International Inc.	45,759	294
*	Entercom Communications Corp. Class A	24,735	294
	Oxford Industries Inc.	14,152	288
*	Coldwater Creek Inc.	40,771	283
*	RCN Corp.	18,677	282
*	Tuesday Morning Corp.	42,595	281
*	Perry Ellis International Inc.	11,978	271
*	Cavco Industries Inc.	7,936	271
*	Mediacom Communications Corp. Class A	45,523	271
	Books-A-Million Inc.	37,292	270
*	RC2 Corp.	17,934	268
*	Carriage Services Inc. Class A	57,154	262
*	HOT Topic Inc.	40,325	262

*	Unifi Inc.	71,192	259
	Courier Corp.	15,462	255
*	DSW Inc. Class A	9,900	253
*	Learning Tree International Inc.	17,883	252
*	Benihana Inc. Class A	35,813	233
*	Landry's Restaurants Inc.	12,932	232
*	Shuffle Master Inc.	28,268	231
*	Marine Products Corp.	37,869	227
	Ambassadors Group Inc.	20,541	227
	McClatchy Co. Class A	45,433	223
*	Sonic Automotive Inc. Class A	20,119	221
*	Lincoln Educational Services Corp.	8,716	220
	Superior Industries International Inc.	13,663	220
*	Movado Group Inc.	19,250	217
*	hhgregg Inc.	8,586	217
*	Kid Brands Inc.	24,350	211
	Marcus Corp.	16,048	208
*	Cache Inc.	36,890	203
*	Dorman Products Inc.	10,525	200
*	Bon-Ton Stores Inc.	14,510	194
*	China Automotive Systems Inc.	8,300	192
*	Cumulus Media Inc. Class A	56,253	191
*	CKX Inc.	31,017	190
*	Bluegreen Corp.	58,031	190
*	Martha Stewart Living Omnimedia Class A	33,957	189
*	K12 Inc.	8,520	189
*	Steak N Shake Co.	494	188
*	Bassett Furniture Industries Inc.	33,302	188
*	Isle of Capri Casinos Inc.	23,807	185
*	Select Comfort Corp.	22,497	179
*	Entravision Communications Corp. Class A	64,225	177
*	Kenneth Cole Productions Inc. Class A	13,837	177
	Gaiam Inc. Class A	20,924	174
*	EW Scripps Co. Class A	20,460	173
*	Warner Music Group Corp.	24,636	170
*	Morgans Hotel Group Co.	25,940	166
*	Borders Group Inc.	95,577	164
*	Cost Plus Inc.	78,228	162
*	Core-Mark Holding Co. Inc.	5,149	158
*,^	Conn's Inc.	19,627	154
*	Fisher Communications Inc.	10,632	150
*	Nautilus Inc.	48,102	145
*	Zumiez Inc.	7,082	145
*	Journal Communications Inc. Class A	33,154	139
*	Lithia Motors Inc. Class A	21,630	138
*	Universal Electronics Inc.	6,148	137
*	AC Moore Arts & Crafts Inc.	46,340	136
	Hooker Furniture Corp.	8,400	135
*	Midas Inc.	11,909	134
*	1-800-Flowers.com Inc. Class A	52,607	132
*	Dolan Media Co.	11,737	128
*	Casual Male Retail Group Inc.	33,081	128
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	188,753	126
*	ChinaCast Education Corp.	17,000	124
	Sturm Ruger & Co. Inc.	10,247	123
*	Valuevision Media Inc. Class A	36,883	122
*	Rentrak Corp.	5,600	121
	Speedway Motorsports Inc.	7,697	120

*	M/I Homes Inc.	8,173	120
*	Sinclair Broadcast Group Inc. Class A	23,450	119
*	Stanley Furniture Co. Inc.	11,489	117
*	Town Sports International Holdings Inc.	29,558	116
*	Bridgepoint Education Inc.	4,682	115
	Dover Downs Gaming & Entertainment Inc.	28,470	113
*	Princeton Review Inc.	32,289	113
*	Grand Canyon Education Inc.	4,300	112
*	Gray Television Inc.	48,812	112
*	Steinway Musical Instruments Inc.	5,874	111
*	Media General Inc. Class A	12,780	106
*	West Marine Inc.	9,677	105
	News Corp. Class B	6,073	103
*	Smith & Wesson Holding Corp.	27,010	102
*	Luby's Inc.	25,857	102
*,^	Blockbuster Inc. Class A	395,251	100
*	Destination Maternity Corp.	3,852	99
*	Lee Enterprises Inc.	29,094	99
*	New York & Co. Inc.	19,325	93
*	dELiA*s Inc.	53,372	92
*	Multimedia Games Inc.	23,244	91
*	LodgeNet Interactive Corp.	12,943	90
*	Harris Interactive Inc.	73,072	88
*	Shoe Carnival Inc.	3,817	87
*	Cosi Inc.	95,907	85
*,^	Fuqi International Inc.	7,784	85
*	Strattec Security Corp.	4,111	84
*	Emmis Communications Corp. Class A	73,231	83
*	Caribou Coffee Co. Inc.	12,577	83
*	Shiloh Industries Inc.	14,359	81
	Weyco Group Inc.	3,422	80
*	Jamba Inc.	28,900	79
*	Stein Mart Inc.	8,688	78
*	Playboy Enterprises Inc. Class B	20,792	76
*	Zale Corp.	26,866	74
*	Monarch Casino & Resort Inc.	8,027	69
*	Radio One Inc.	22,460	68
*	Navarre Corp.	32,814	68
*	Global Traffic Network Inc.	12,686	68
*	Sealy Corp.	19,178	67
*	Jackson Hewitt Tax Service Inc.	33,332	67
	Flexsteel Industries	4,500	61
	PRIMEDIA Inc.	17,570	60
*	Beasley Broadcasting Group Inc. Class A	14,447	60
	Spartan Motors Inc.	10,012	56
*	Orbitz Worldwide Inc.	7,885	56
*	LIN TV Corp. Class A	9,610	55
*	Delta Apparel Inc.	3,519	55
*	Century Casinos Inc.	19,979	50
*	Carrols Restaurant Group Inc.	7,300	50
*	Lifetime Brands Inc.	3,800	45
*	Dixie Group Inc.	8,586	42
*	Lodgian Inc.	16,897	42
	Skyline Corp.	2,242	42
*	Stoneridge Inc.	4,152	41
*	Heelys Inc.	16,400	39
*	Bidz.com Inc.	18,299	37
*	Wonder Auto Technology Inc.	3,400	36

* Youbet.com Inc.	11,828	35
* Benihana Inc. Class A	5,006	34
* Salem Communications Corp. Class A	9,254	33
* Hallwood Group Inc.	800	33
* Empire Resorts Inc.	17,520	32
* Einstein Noah Restaurant Group Inc.	2,600	32
* Duckwall-ALCO Stores Inc.	2,152	31
* Famous Dave's Of America Inc.	3,695	30
* MTR Gaming Group Inc.	14,457	29
* Escalade Inc.	10,730	28
* 4Kids Entertainment Inc.	22,543	26
* Reading International Inc. Class A	5,900	25
* McCormick & Schmick's Seafood Restaurants Inc.	2,500	25
* Lazare Kaplan International Inc.	9,594	24
* Raser Technologies Inc.	23,723	24
* Red Lion Hotels Corp.	2,812	20
* American Apparel Inc.	6,500	20
Emerson Radio Corp.	8,900	19
* Saga Communications Inc. Class A	825	19
* Palm Harbor Homes Inc.	9,203	18
* Daily Journal Corp.	260	17
* Trans World Entertainment	8,888	16
* Nexstar Broadcasting Group Inc. Class A	2,995	15
* Spanish Broadcasting System Inc.	16,763	13
* Hastings Entertainment Inc.	2,708	12
* Outdoor Channel Holdings Inc.	1,667	11
* Johnson Outdoors Inc. Class A	900	10
Dover Motorsports Inc.	4,394	9
Collectors Universe	800	9
* Ruth's Hospitality Group Inc.	1,579	8
* US Auto Parts Network Inc.	1,000	8
* Great Wolf Resorts Inc.	2,310	7
* Hollywood Media Corp.	5,340	6
* Lakes Entertainment Inc.	2,600	6
* Radio One Inc. Class A	1,680	5
* Atrinsic Inc.	5,453	4
* Blockbuster Inc. Class B	21,904	4
Sport Supply Group Inc.	300	4
Gaming Partners International Corp.	282	2
* MAXXAM Inc.	9	1
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	332	—
		1,418,193
Consumer Staples (9.7%)
Procter & Gamble Co.	2,948,705	186,565
Wal-Mart Stores Inc.	2,335,465	129,852
Coca-Cola Co.	2,104,694	115,758
PepsiCo Inc.	1,642,492	108,667
Philip Morris International Inc.	1,922,283	100,266
Kraft Foods Inc.	1,760,280	53,231
CVS Caremark Corp.	1,423,584	52,046
Altria Group Inc.	2,091,335	42,914
Colgate-Palmolive Co.	501,835	42,786
Walgreen Co.	996,905	36,975
Kimberly-Clark Corp.	419,241	26,362
Costco Wholesale Corp.	440,042	26,275
General Mills Inc.	329,620	23,334
Sysco Corp.	597,573	17,628

Archer-Daniels-Midland Co.	583,754	16,870
Avon Products Inc.	431,213	14,605
HJ Heinz Co.	318,832	14,542
Kellogg Co.	268,184	14,329
Kroger Co.	624,570	13,528
Lorillard Inc.	162,294	12,211
ConAgra Foods Inc.	447,575	11,221
Mead Johnson Nutrition Co.	206,557	10,747
Safeway Inc.	410,721	10,211
Reynolds American Inc.	176,699	9,538
Sara Lee Corp.	669,542	9,327
Clorox Co.	141,218	9,058
Dr Pepper Snapple Group Inc.	256,833	9,033
Bunge Ltd.	135,416	8,346
Coca-Cola Enterprises Inc.	296,290	8,195
Campbell Soup Co.	209,317	7,399
Estee Lauder Cos. Inc. Class A	113,909	7,389
JM Smucker Co.	120,336	7,251
Hershey Co.	160,278	6,862
Molson Coors Brewing Co. Class B	154,127	6,483
Tyson Foods Inc. Class A	294,939	5,648
* Whole Foods Market Inc.	146,535	5,297
Church & Dwight Co. Inc.	71,129	4,762
Brown-Forman Corp. Class B	79,208	4,709
McCormick & Co. Inc.	120,068	4,606
* Energizer Holdings Inc.	67,224	4,219
* Ralcorp Holdings Inc.	57,315	3,885
SUPERVALU Inc.	214,701	3,581
* Green Mountain Coffee Roasters Inc.	35,436	3,431
* Hansen Natural Corp.	76,818	3,332
* Constellation Brands Inc. Class A	200,210	3,291
Hormel Foods Corp.	74,845	3,144
* Smithfield Foods Inc.	150,508	3,122
Del Monte Foods Co.	200,178	2,923
* Dean Foods Co.	183,252	2,875
Herbalife Ltd.	61,746	2,848
* NBTY Inc.	56,579	2,715
Corn Products International Inc.	76,279	2,644
Alberto-Culver Co. Class B	89,346	2,336
* Central European Distribution Corp.	66,326	2,322
* BJ's Wholesale Club Inc.	56,457	2,088
Flowers Foods Inc.	84,272	2,085
Casey's General Stores Inc.	51,940	1,631
* TreeHouse Foods Inc.	34,952	1,533
Nu Skin Enterprises Inc. Class A	51,602	1,502
Ruddick Corp.	42,248	1,337
Universal Corp.	25,299	1,333
Lancaster Colony Corp.	20,151	1,188
* United Natural Foods Inc.	41,940	1,180
Sanderson Farms Inc.	19,878	1,066
* American Italian Pasta Co.	24,976	971
* Rite Aid Corp.	643,335	965
* Fresh Del Monte Produce Inc.	45,804	928
Andersons Inc.	25,523	855
* Winn-Dixie Stores Inc.	57,521	718
Vector Group Ltd.	46,359	715
* Chiquita Brands International Inc.	44,120	694
* Darling International Inc.	76,640	687

	J&J Snack Foods Corp.	15,732	684
*	Hain Celestial Group Inc.	36,356	631
	Diamond Foods Inc.	14,732	619
	Cal-Maine Foods Inc.	17,664	599
*	Medifast Inc.	23,162	582
	Lance Inc.	24,490	566
	Tootsie Roll Industries Inc.	20,846	563
	Coca-Cola Bottling Co. Consolidated	9,540	560
*	Boston Beer Co. Inc. Class A	8,839	462
*	Elizabeth Arden Inc.	25,243	454
	WD-40 Co.	13,545	445
	Inter Parfums Inc.	28,460	422
*	Alliance One International Inc.	80,022	407
*	Central Garden and Pet Co. Class A	44,098	404
	Nash Finch Co.	11,939	402
*	Prestige Brands Holdings Inc.	43,870	395
*	Heckmann Corp.	65,300	379
*	Central Garden and Pet Co.	36,886	364
*	Smart Balance Inc.	51,578	334
*	Pantry Inc.	26,671	333
*	Great Atlantic & Pacific Tea Co.	43,112	331
*	American Oriental Bioengineering Inc.	80,961	330
	Ingles Markets Inc. Class A	21,650	325
*	John B. Sanfilippo & Son Inc.	20,611	304
*,^	Star Scientific Inc.	115,778	295
	B&G Foods Inc. Class A	27,792	291
*,^	American Dairy Inc.	14,260	273
	Pricesmart Inc.	11,006	256
	Weis Markets Inc.	6,287	229
	Alico Inc.	8,359	211
	Arden Group Inc.	1,902	202
*	Lifeway Foods Inc.	15,308	182
	Spartan Stores Inc.	11,601	167
*	Omega Protein Corp.	28,743	165
	Imperial Sugar Co.	10,200	158
*	Zhongpin Inc.	12,100	154
	Mannatech Inc.	44,016	147
	Farmer Bros Co.	7,164	134
*	Overhill Farms Inc.	22,150	129
*	Revlon Inc. Class A	8,572	127
	National Beverage Corp.	11,297	126
*	USANA Health Sciences Inc.	3,935	124
*	Reddy Ice Holdings Inc.	26,460	122
*	Harbinger Group Inc.	17,400	118
*	Susser Holdings Corp.	13,075	110
	Griffin Land & Nurseries Inc.	3,583	104
	Oil-Dri Corp. of America	4,868	94
*	HQ Sustainable Maritime Industries Inc.	12,000	72
	Female Health Co.	8,774	63
	Schiff Nutrition International Inc.	5,684	47
*	Inventure Group Inc.	15,384	44
*	Nutraceutical International Corp.	2,905	43
*	Parlux Fragrances Inc.	20,700	42
*	MGP Ingredients Inc.	4,834	37
*	Physicians Formula Holdings Inc.	11,700	29
	Bridgford Foods Corp.	2,000	25
*	Seneca Foods Corp. Class A	800	23
*	Diedrich Coffee Inc.	600	21

* Orchids Paper Products Co.	882	15
Tasty Baking Co.	1,568	11
Calavo Growers Inc.	498	9
* Jones Soda Co.	12,240	8
Village Super Market Inc. Class A	200	6
		1,278,278
Energy (10.4%)
Exxon Mobil Corp.	4,791,116	320,909
Chevron Corp.	2,024,814	153,542
Schlumberger Ltd.	1,211,897	76,907
ConocoPhillips	1,422,595	72,794
Occidental Petroleum Corp.	819,153	69,251
Anadarko Petroleum Corp.	496,084	36,130
Apache Corp.	339,364	34,445
* Transocean Ltd.	324,108	27,996
XTO Energy Inc.	585,712	27,634
Devon Energy Corp.	425,868	27,439
Halliburton Co.	910,290	27,427
EOG Resources Inc.	254,760	23,677
Marathon Oil Corp.	714,602	22,610
Hess Corp.	297,219	18,591
National Oilwell Varco Inc.	422,321	17,138
Spectra Energy Corp.	653,159	14,716
Chesapeake Energy Corp.	621,423	14,690
Baker Hughes Inc.	312,963	14,659
* Southwestern Energy Co.	348,739	14,201
Williams Cos. Inc.	588,977	13,605
Noble Energy Inc.	175,236	12,792
Peabody Energy Corp.	270,614	12,367
* Weatherford International Ltd.	744,734	11,812
Valero Energy Corp.	570,254	11,234
Noble Corp.	264,213	11,049
Smith International Inc.	249,968	10,704
* Cameron International Corp.	246,971	10,585
Murphy Oil Corp.	183,278	10,298
Consol Energy Inc.	222,084	9,474
* FMC Technologies Inc.	123,588	7,988
El Paso Corp.	708,305	7,678
Range Resources Corp.	159,818	7,491
* Ultra Petroleum Corp.	153,008	7,135
* Newfield Exploration Co.	134,397	6,995
Pioneer Natural Resources Co.	116,707	6,573
* Denbury Resources Inc.	381,932	6,443
BJ Services Co.	297,128	6,359
Diamond Offshore Drilling Inc.	70,339	6,247
* Petrohawk Energy Corp.	304,578	6,177
* Alpha Natural Resources Inc.	121,663	6,070
* Nabors Industries Ltd.	286,809	5,630
* Pride International Inc.	176,635	5,319
Massey Energy Co.	96,389	5,040
Cimarex Energy Co.	84,607	5,024
* Kinder Morgan Management LLC	77,712	4,555
* Plains Exploration & Production Co.	140,490	4,213
* Whiting Petroleum Corp.	51,516	4,165
Helmerich & Payne Inc.	107,024	4,075
* Concho Resources Inc.	77,817	3,919
Cabot Oil & Gas Corp.	105,076	3,867

Arch Coal Inc.	163,828	3,743
* Oceaneering International Inc.	55,725	3,538
Sunoco Inc.	118,572	3,523
* Rowan Cos. Inc.	115,135	3,352
EXCO Resources Inc.	182,336	3,351
Core Laboratories NV	22,018	2,880
Southern Union Co.	112,974	2,866
* Forest Oil Corp.	108,565	2,803
* Dresser-Rand Group Inc.	83,208	2,614
Tidewater Inc.	52,314	2,473
* Atlas Energy Inc.	75,403	2,347
* Oil States International Inc.	50,642	2,296
St. Mary Land & Exploration Co.	63,300	2,203
Patterson-UTI Energy Inc.	156,152	2,181
* Atwood Oceanics Inc.	58,828	2,037
Tesoro Corp.	143,186	1,990
* Dril-Quip Inc.	32,242	1,962
* Unit Corp.	45,925	1,942
* Patriot Coal Corp.	87,507	1,790
* Quicksilver Resources Inc.	120,878	1,701
* Superior Energy Services Inc.	79,803	1,677
* Brigham Exploration Co.	101,173	1,614
* SEACOR Holdings Inc.	19,633	1,584
* Mariner Energy Inc.	104,121	1,559
World Fuel Services Corp.	57,651	1,536
* Comstock Resources Inc.	47,518	1,511
* Continental Resources Inc.	34,585	1,472
* Exterran Holdings Inc.	60,555	1,464
Frontier Oil Corp.	105,463	1,424
Berry Petroleum Co. Class A	49,577	1,396
* Bristow Group Inc.	34,871	1,316
* Helix Energy Solutions Group Inc.	100,818	1,314
* Arena Resources Inc.	39,199	1,309
* Gran Tierra Energy Inc.	219,860	1,297
* Bill Barrett Corp.	41,847	1,285
* Rosetta Resources Inc.	53,585	1,262
CARBO Ceramics Inc.	20,130	1,255
Lufkin Industries Inc.	15,351	1,215
* Key Energy Services Inc.	127,142	1,214
* SandRidge Energy Inc.	157,629	1,214
Holly Corp.	43,011	1,200
* Swift Energy Co.	38,250	1,176
* CNX Gas Corp.	30,739	1,170
Overseas Shipholding Group Inc.	29,605	1,161
* McMoRan Exploration Co.	79,290	1,160
Penn Virginia Corp.	46,914	1,149
* Clean Energy Fuels Corp.	47,479	1,082
* Tetra Technologies Inc.	77,672	949
* Cobalt International Energy Inc.	69,300	943
* Energy XXI Bermuda Ltd.	51,299	919
* International Coal Group Inc.	190,241	869
* ATP Oil & Gas Corp.	45,412	854
* BPZ Resources Inc.	111,121	817
* Carrizo Oil & Gas Inc.	34,687	796
* Cal Dive International Inc.	106,856	783
* Enbridge Energy Management LLC	14,552	743
* Stone Energy Corp.	40,634	721
* Complete Production Services Inc.	60,810	702

* Contango Oil & Gas Co.	13,516	691
* Global Industries Ltd.	102,555	658
* ION Geophysical Corp.	132,576	652
* James River Coal Co.	40,365	642
* USEC Inc.	108,108	624
General Maritime Corp.	83,740	602
* Parker Drilling Co.	121,003	597
* American Oil & Gas Inc.	80,693	549
* Newpark Resources Inc.	100,226	526
* Hercules Offshore Inc.	118,916	513
* Gulfmark Offshore Inc.	19,014	505
* Pioneer Drilling Co.	67,909	478
* Clayton Williams Energy Inc.	13,311	466
* Allis-Chalmers Energy Inc.	125,917	446
* Matrix Service Co.	40,074	431
Vaalco Energy Inc.	83,943	415
* Delta Petroleum Corp.	291,748	411
* Hornbeck Offshore Services Inc.	21,600	401
* Approach Resources Inc.	41,548	377
* Goodrich Petroleum Corp.	23,069	361
Gulf Island Fabrication Inc.	16,184	352
* Willbros Group Inc.	28,800	346
* Oilsands Quest Inc.	459,658	340
* Harvest Natural Resources Inc.	43,588	328
* Dawson Geophysical Co.	11,220	328
* Basic Energy Services Inc.	42,009	324
Delek US Holdings Inc.	43,423	316
Alon USA Energy Inc.	42,462	308
* Crosstex Energy Inc.	33,324	290
* Western Refining Inc.	50,739	279
* Venoco Inc.	21,297	273
* Northern Oil and Gas Inc.	17,100	271
* Callon Petroleum Co.	49,601	266
* Petroleum Development Corp.	10,985	255
* FX Energy Inc.	67,836	233
* T-3 Energy Services Inc.	9,304	229
RPC Inc.	20,231	225
* Abraxas Petroleum Corp.	115,876	223
* Natural Gas Services Group Inc.	13,600	216
W&T Offshore Inc.	25,526	214
* Endeavour International Corp.	165,325	210
* Seahawk Drilling Inc.	10,785	203
* Petroquest Energy Inc.	39,386	198
* Bronco Drilling Co. Inc.	41,040	193
* GMX Resources Inc.	23,054	190
* CVR Energy Inc.	21,126	185
* Rex Energy Corp.	15,763	180
* Tesco Corp.	14,780	173
* CREDO Petroleum Corp.	16,623	164
* Bolt Technology Corp.	13,931	158
* PHI Inc.	6,963	147
* OYO Geospace Corp.	2,929	140
* Superior Well Services Inc.	9,581	128
* Toreador Resources Corp.	12,850	105
* Gastar Exploration Ltd.	21,500	105
* Gulfport Energy Corp.	8,672	97
* Cheniere Energy Inc.	31,466	97
* Geokinetics Inc.	11,700	84

*	Double Eagle Petroleum Co.	19,340	82
*	Union Drilling Inc.	12,040	74
*	ENGlobal Corp.	26,500	73
*	Rex Stores Corp.	4,209	68
*	Boots & Coots Inc.	27,400	67
*	Warren Resources Inc.	26,047	66
*	Syntroleum Corp.	28,304	60
*	Kodiak Oil & Gas Corp.	17,400	59
*	Rentech Inc.	56,482	58
*	Mitcham Industries Inc.	7,104	51
*	Westmoreland Coal Co.	3,998	50
*	HKN Inc.	16,344	49
*	Evergreen Energy Inc.	203,636	37
*,^	Pacific Ethanol Inc.	26,820	30
*	Adams Resources & Energy Inc.	1,500	26
*	Gasco Energy Inc.	64,680	21
*	Meridian Resource Corp.	72,640	20
*	Vantage Drilling Co.	13,700	20
*,^	Sulphco Inc.	53,850	16
*	Cano Petroleum Inc.	12,600	15
*	Verenium Corp.	2,894	15
	Panhandle Oil and Gas Inc. Class A	600	14
*	Trico Marine Services Inc.	4,901	11
*	GeoGlobal Resources Inc.	5,959	9
*	Barnwell Industries Inc.	2,002	9
*	RAM Energy Resources Inc.	3,700	5
*	Uranium Resources Inc.	7,500	5
*	TGC Industries Inc.	287	1
			1,366,072
Financials (16.4%)
	Bank of America Corp.	10,037,087	179,162
	JPMorgan Chase & Co.	3,977,067	177,974
	Wells Fargo & Co.	4,901,988	152,550
*	Citigroup Inc.	21,393,353	86,643
	Goldman Sachs Group Inc.	492,926	84,108
	US Bancorp	1,930,054	49,950
	American Express Co.	1,080,137	44,566
*	Berkshire Hathaway Inc. Class B	513,244	41,711
	Bank of New York Mellon Corp.	1,215,390	37,531
	Morgan Stanley	1,234,828	36,168
	MetLife Inc.	826,407	35,816
	PNC Financial Services Group Inc.	521,920	31,159
	Travelers Cos. Inc.	551,454	29,745
	Prudential Financial Inc.	466,284	28,210
	Aflac Inc.	472,244	25,638
	Simon Property Group Inc.	288,117	24,173
	State Street Corp.	499,312	22,539
	BB&T Corp.	694,123	22,483
	CME Group Inc.	67,156	21,229
	Capital One Financial Corp.	454,196	18,808
	Charles Schwab Corp.	997,290	18,639
	Franklin Resources Inc.	162,007	17,967
	Chubb Corp.	344,836	17,880
	ACE Ltd.	339,647	17,764
	Allstate Corp.	514,664	16,629
	T Rowe Price Group Inc.	260,010	14,282
	SunTrust Banks Inc.	504,180	13,507

Marsh & McLennan Cos. Inc.	532,873	13,013
Loews Corp.	347,194	12,943
Vornado Realty Trust	163,857	12,404
Progressive Corp.	647,049	12,352
Northern Trust Corp.	219,527	12,131
Hartford Financial Services Group Inc.	422,536	12,008
Public Storage	128,488	11,820
Ameriprise Financial Inc.	257,659	11,687
Equity Residential	279,053	10,925
AON Corp.	249,085	10,638
Boston Properties Inc.	140,196	10,576
Fifth Third Bancorp	763,551	10,377
HCP Inc.	296,281	9,777
Annaly Capital Management Inc.	558,703	9,599
Invesco Ltd.	432,911	9,485
Regions Financial Corp.	1,200,845	9,427
Principal Financial Group Inc.	321,962	9,405
Lincoln National Corp.	304,936	9,362
Host Hotels & Resorts Inc.	637,184	9,335
* Genworth Financial Inc. Class A	493,493	9,051
Unum Group	335,097	8,300
Discover Financial Services	548,133	8,167
NYSE Euronext	262,615	7,776
Ventas Inc.	158,234	7,513
AvalonBay Communities Inc.	82,316	7,108
* IntercontinentalExchange Inc.	62,938	7,060
KeyCorp	887,675	6,879
Hudson City Bancorp Inc.	478,230	6,772
New York Community Bancorp Inc.	406,239	6,719
Comerica Inc.	175,909	6,692
XL Capital Ltd. Class A	345,724	6,534
Plum Creek Timber Co. Inc.	164,532	6,402
Kimco Realty Corp.	406,643	6,360
ProLogis	478,158	6,312
^ M&T Bank Corp.	77,670	6,165
Moody's Corp.	203,421	6,052
* SLM Corp.	480,190	6,012
People's United Financial Inc.	378,594	5,921
Health Care REIT Inc.	124,531	5,633
PartnerRe Ltd.	67,997	5,421
Willis Group Holdings PLC	170,402	5,332
* Berkshire Hathaway Inc. Class A	43	5,237
* TD Ameritrade Holding Corp.	267,546	5,099
BlackRock Inc.	23,246	5,062
Everest Re Group Ltd.	61,047	4,941
* Leucadia National Corp.	196,853	4,884
Legg Mason Inc.	163,262	4,681
* Arch Capital Group Ltd.	59,928	4,570
Cincinnati Financial Corp.	156,381	4,519
Federal Realty Investment Trust	62,007	4,515
Torchmark Corp.	83,845	4,487
SL Green Realty Corp.	78,140	4,475
Axis Capital Holdings Ltd.	137,124	4,286
* American International Group Inc.	122,621	4,186
Assurant Inc.	118,526	4,075
Marshall & Ilsley Corp.	504,542	4,062
AMB Property Corp.	147,557	4,019
* CB Richard Ellis Group Inc. Class A	251,996	3,994

Nationwide Health Properties Inc.	113,596	3,993
Digital Realty Trust Inc.	73,578	3,988
Huntington Bancshares Inc.	723,785	3,887
Reinsurance Group of America Inc. Class A	73,744	3,873
Liberty Property Trust	113,975	3,868
WR Berkley Corp.	146,692	3,827
Macerich Co.	99,165	3,799
* MSCI Inc. Class A	104,809	3,784
Eaton Vance Corp.	112,687	3,780
Rayonier Inc.	80,544	3,659
RenaissanceRe Holdings Ltd.	63,270	3,591
* Markel Corp.	9,463	3,545
Assured Guaranty Ltd.	158,664	3,486
Transatlantic Holdings Inc.	65,130	3,439
* Affiliated Managers Group Inc.	42,703	3,374
Regency Centers Corp.	89,327	3,347
Fidelity National Financial Inc. Class A	221,511	3,283
^ Realty Income Corp.	105,477	3,237
* AmeriCredit Corp.	135,365	3,216
* First Horizon National Corp.	227,085	3,191
* NASDAQ OMX Group Inc.	150,204	3,172
HCC Insurance Holdings Inc.	114,221	3,152
Waddell & Reed Financial Inc.	86,308	3,111
* E*Trade Financial Corp.	1,881,420	3,104
Jones Lang LaSalle Inc.	42,396	3,090
First American Corp.	91,304	3,090
Old Republic International Corp.	242,643	3,077
Cullen/Frost Bankers Inc.	54,713	3,053
Alexandria Real Estate Equities Inc.	44,954	3,039
* St. Joe Co.	93,486	3,024
Hospitality Properties Trust	124,426	2,980
SEI Investments Co.	135,132	2,969
Commerce Bancshares Inc.	71,354	2,935
Zions Bancorporation	132,854	2,899
White Mountains Insurance Group Ltd.	8,093	2,873
Senior Housing Properties Trust	129,285	2,864
Mack-Cali Realty Corp.	79,837	2,814
Duke Realty Corp.	226,644	2,810
UDR Inc.	155,399	2,741
First Niagara Financial Group Inc.	191,364	2,721
Camden Property Trust	65,133	2,711
Essex Property Trust Inc.	29,647	2,667
Raymond James Financial Inc.	99,381	2,657
Janus Capital Group Inc.	184,162	2,632
Validus Holdings Ltd.	93,162	2,565
Developers Diversified Realty Corp.	209,880	2,554
Arthur J Gallagher & Co.	103,669	2,545
Chimera Investment Corp.	642,194	2,498
Weingarten Realty Investors	115,144	2,483
Federated Investors Inc. Class B	93,277	2,461
Aspen Insurance Holdings Ltd.	84,482	2,436
Jefferies Group Inc.	102,368	2,423
StanCorp Financial Group Inc.	50,261	2,394
City National Corp.	44,309	2,391
Corporate Office Properties Trust SBI	58,744	2,357
Washington Federal Inc.	114,139	2,319
Highwoods Properties Inc.	72,327	2,295
Apollo Investment Corp.	178,510	2,272

Associated Banc-Corp	160,344	2,213
Hanover Insurance Group Inc.	50,724	2,212
Brown & Brown Inc.	122,774	2,200
Valley National Bancorp	142,778	2,194
Bank of Hawaii Corp.	48,740	2,191
Apartment Investment & Management Co.	118,931	2,190
American Financial Group Inc.	76,936	2,189
Taubman Centers Inc.	54,504	2,176
MFA Financial Inc.	285,002	2,098
TCF Financial Corp.	128,358	2,046
HRPT Properties Trust	257,255	2,001
BRE Properties Inc.	55,253	1,975
Ares Capital Corp.	131,968	1,958
Allied World Assurance Co. Holdings Ltd.	42,894	1,924
* SVB Financial Group	41,227	1,924
National Retail Properties Inc.	84,198	1,922
Protective Life Corp.	87,332	1,920
Greenhill & Co. Inc.	23,075	1,894
Platinum Underwriters Holdings Ltd.	50,814	1,884
Popular Inc.	647,333	1,884
FirstMerit Corp.	87,326	1,884
Washington Real Estate Investment Trust	60,815	1,858
CBL & Associates Properties Inc.	133,646	1,831
Fulton Financial Corp.	179,625	1,830
* ProAssurance Corp.	31,140	1,823
Endurance Specialty Holdings Ltd.	49,020	1,821
Tanger Factory Outlet Centers	41,231	1,780
* Forest City Enterprises Inc. Class A	123,176	1,775
Entertainment Properties Trust	42,821	1,761
Prosperity Bancshares Inc.	42,525	1,744
* Alleghany Corp.	5,977	1,738
Westamerica Bancorporation	29,754	1,715
Omega Healthcare Investors Inc.	86,559	1,687
BioMed Realty Trust Inc.	100,155	1,657
LaSalle Hotel Properties	70,215	1,636
BancorpSouth Inc.	76,539	1,604
Home Properties Inc.	34,203	1,601
Brandywine Realty Trust	130,972	1,599
Equity Lifestyle Properties Inc.	29,386	1,583
Iberiabank Corp.	26,323	1,580
* Signature Bank	41,389	1,533
Mid-America Apartment Communities Inc.	29,608	1,533
Douglas Emmett Inc.	99,383	1,528
* Stifel Financial Corp.	28,010	1,506
* Conseco Inc.	239,947	1,492
Wilmington Trust Corp.	89,870	1,489
Trustmark Corp.	60,904	1,488
American Campus Communities Inc.	53,435	1,478
CapitalSource Inc.	260,668	1,457
Zenith National Insurance Corp.	38,018	1,457
BOK Financial Corp.	27,756	1,456
Synovus Financial Corp.	437,562	1,440
American Capital Ltd.	283,220	1,439
Unitrin Inc.	51,177	1,436
Potlatch Corp.	40,628	1,424
Healthcare Realty Trust Inc.	60,701	1,414
* Knight Capital Group Inc. Class A	89,494	1,365
Kilroy Realty Corp.	44,084	1,360

	Montpelier Re Holdings Ltd.	80,740	1,357
	Whitney Holding Corp.	98,110	1,353
	Erie Indemnity Co. Class A	31,362	1,353
	Radian Group Inc.	85,213	1,333
*	PHH Corp.	55,968	1,319
	Northwest Bancshares Inc.	111,566	1,310
	East West Bancorp Inc.	75,066	1,308
	Umpqua Holdings Corp.	97,231	1,289
	TFS Financial Corp.	94,392	1,260
	DiamondRock Hospitality Co.	124,220	1,256
	Hancock Holding Co.	30,025	1,255
	UMB Financial Corp.	30,660	1,245
	NewAlliance Bancshares Inc.	98,568	1,244
	Delphi Financial Group Inc.	48,975	1,232
	Susquehanna Bancshares Inc.	125,596	1,232
	Astoria Financial Corp.	84,538	1,226
	Mercury General Corp.	28,018	1,225
	International Bancshares Corp.	52,518	1,207
*,^	Federal National Mortgage Assn.	1,146,897	1,204
	Webster Financial Corp.	68,778	1,203
*	Allied Capital Corp.	240,965	1,198
	Cash America International Inc.	30,171	1,191
*	MGIC Investment Corp.	107,160	1,176
	Redwood Trust Inc.	75,635	1,166
	Cathay General Bancorp	99,596	1,160
	Max Capital Group Ltd.	49,674	1,142
	Wintrust Financial Corp.	30,452	1,133
	FNB Corp.	139,137	1,128
*	Sunstone Hotel Investors Inc.	99,873	1,116
	DCT Industrial Trust Inc.	212,771	1,113
^	United Bankshares Inc.	42,364	1,111
	MB Financial Inc.	48,900	1,102
	CVB Financial Corp.	109,974	1,092
	Glacier Bancorp Inc.	71,539	1,090
	Post Properties Inc.	49,401	1,088
	PS Business Parks Inc.	20,188	1,078
	RLI Corp.	18,885	1,077
*	MBIA Inc.	171,064	1,073
	Franklin Street Properties Corp.	74,018	1,068
	Extra Space Storage Inc.	84,224	1,068
	Old National Bancorp	89,285	1,067
	Equity One Inc.	55,215	1,043
	First Financial Bancorp	58,585	1,042
	Argo Group International Holdings Ltd.	31,585	1,029
	Community Bank System Inc.	44,784	1,020
	EastGroup Properties Inc.	26,648	1,006
	First Midwest Bancorp Inc.	73,267	993
	Sovran Self Storage Inc.	27,696	965
	PacWest Bancorp	42,248	964
	Tower Group Inc.	43,469	964
	NBT Bancorp Inc.	42,011	960
	Hatteras Financial Corp.	37,038	954
	Acadia Realty Trust	53,289	952
*	Portfolio Recovery Associates Inc.	17,068	937
	American National Insurance Co.	8,195	930
	Anworth Mortgage Asset Corp.	137,425	926
	DuPont Fabros Technology Inc.	42,547	919
*	MF Global Holdings Ltd.	113,707	918

	American Equity Investment Life Holding Co.	85,496	911
	National Health Investors Inc.	23,417	908
	Capstead Mortgage Corp.	75,502	903
	Selective Insurance Group	54,202	900
	National Penn Bancshares Inc.	128,114	884
	First Financial Bankshares Inc.	17,138	883
*	KBW Inc.	32,081	863
	First Citizens BancShares Inc. Class A	4,255	846
	Columbia Banking System Inc.	41,350	840
*,^	Federal Home Loan Mortgage Corp.	658,896	837
	City Holding Co.	24,310	834
	Medical Properties Trust Inc.	79,357	832
	First Commonwealth Financial Corp.	122,316	821
	Capitol Federal Financial	21,875	819
	American Capital Agency Corp.	31,797	814
*	Piper Jaffray Cos.	20,189	814
*	Dollar Financial Corp.	33,704	811
*	Ocwen Financial Corp.	72,430	803
	Home Bancshares Inc.	30,145	797
	Chemical Financial Corp.	32,731	773
	Bank of the Ozarks Inc.	21,883	770
	Boston Private Financial Holdings Inc.	104,298	769
	Brookline Bancorp Inc.	71,610	762
*	World Acceptance Corp.	20,858	753
	BlackRock Kelso Capital Corp.	74,583	743
*	Investment Technology Group Inc.	44,218	738
	Independent Bank Corp.	29,811	735
	Sterling Bancshares Inc.	131,660	735
*	Texas Capital Bancshares Inc.	38,428	730
*	optionsXpress Holdings Inc.	44,092	718
	Saul Centers Inc.	17,315	717
	First Potomac Realty Trust	47,344	712
	Employers Holdings Inc.	47,895	711
*	Ezcorp Inc. Class A	34,446	710
*	Investors Bancorp Inc.	53,223	703
*	Ashford Hospitality Trust Inc.	96,255	690
	Park National Corp.	10,936	681
*	Interactive Brokers Group Inc.	40,787	659
	FBL Financial Group Inc. Class A	26,673	653
	Colonial Properties Trust	50,295	648
	Cedar Shopping Centers Inc.	80,962	640
	Infinity Property & Casualty Corp.	13,684	622
	Provident Financial Services Inc.	52,100	620
*	Pico Holdings Inc.	16,624	618
	Community Trust Bancorp Inc.	22,799	618
*	Strategic Hotels & Resorts Inc.	144,873	616
	Evercore Partners Inc. Class A	20,342	610
	Cohen & Steers Inc.	23,862	596
	PrivateBancorp Inc. Class A	42,963	589
	BGC Partners Inc. Class A	96,143	587
	Associated Estates Realty Corp.	41,783	576
	American Physicians Capital Inc.	17,932	573
*	Navigators Group Inc.	14,531	572
^	Prospect Capital Corp.	46,953	570
	Inland Real Estate Corp.	62,234	569
	Trustco Bank Corp.	92,265	569
	Calamos Asset Management Inc. Class A	38,800	556
	Cousins Properties Inc.	66,330	551

	Pennsylvania Real Estate Investment Trust	43,859	547
	Dime Community Bancshares	43,104	544
	Horace Mann Educators Corp.	36,039	543
	Bancfirst Corp.	12,870	539
*	AMERISAFE Inc.	32,846	538
	Gladstone Capital Corp.	44,785	528
*,^	iStar Financial Inc.	114,565	526
	Duff & Phelps Corp. Class A	31,390	525
*	Citizens Republic Bancorp Inc.	444,457	524
	Provident New York Bancorp	55,261	524
	Arrow Financial Corp.	19,269	518
*	Hilltop Holdings Inc.	43,532	511
*	Altisource Portfolio Solutions SA	22,707	509
*	Alexander's Inc.	1,687	505
	Investors Real Estate Trust	55,708	502
	Safety Insurance Group Inc.	13,230	498
	Amtrust Financial Services Inc.	35,468	495
	S&T Bancorp Inc.	23,431	490
*	First Cash Financial Services Inc.	22,588	487
	Advance America Cash Advance Centers Inc.	82,807	482
	Lexington Realty Trust	73,628	479
	Northfield Bancorp Inc.	32,963	477
	Simmons First National Corp. Class A	17,283	476
	Bank Mutual Corp.	71,957	468
*	Avatar Holdings Inc.	21,183	461
	Capital Southwest Corp.	5,032	457
	Berkshire Hills Bancorp Inc.	24,933	457
*	LaBranche & Co. Inc.	86,409	455
*	Forestar Group Inc.	23,786	449
*	Broadpoint Gleacher Securities Inc.	111,193	445
	Cardinal Financial Corp.	41,327	441
	Harleysville Group Inc.	13,056	441
*	Beneficial Mutual Bancorp Inc.	46,444	440
	SCBT Financial Corp.	11,781	436
*	Riskmetrics Group Inc.	18,881	427
	Agree Realty Corp.	18,623	426
*	United America Indemnity Ltd. Class A	43,942	421
*	Encore Capital Group Inc.	25,226	415
	Harleysville National Corp.	61,673	413
	Southside Bancshares Inc.	18,609	401
	Renasant Corp.	24,667	399
	Camden National Corp.	12,379	397
*	First Industrial Realty Trust Inc.	50,970	396
	Hercules Technology Growth Capital Inc.	37,116	393
	WesBanco Inc.	24,068	391
*	FPIC Insurance Group Inc.	14,421	391
*	Pinnacle Financial Partners Inc.	25,832	390
	GAMCO Investors Inc.	8,532	388
	Presidential Life Corp.	38,731	386
	Oriental Financial Group Inc.	27,644	373
	Abington Bancorp Inc.	47,077	372
*	Phoenix Cos. Inc.	152,103	368
*	National Financial Partners Corp.	26,105	368
	Flushing Financial Corp.	29,062	368
*	MCG Capital Corp.	70,444	367
*,^	Arbor Realty Trust Inc.	113,073	366
	Hersha Hospitality Trust	70,673	366
*	Citizens Inc.	52,626	364

	BankFinancial Corp.	39,427	362
	Ames National Corp.	18,000	361
	Ameris Bancorp	39,778	359
	Baldwin & Lyons Inc.	14,729	355
	ViewPoint Financial Group	21,833	354
	Getty Realty Corp.	15,026	352
	MarketAxess Holdings Inc.	22,227	350
	First Financial Holdings Inc.	23,144	349
	GFI Group Inc.	60,017	347
^	Banner Corp.	89,836	345
	U-Store-It Trust	47,244	340
	Kearny Financial Corp.	32,558	340
	BRT Realty Trust	51,262	338
*	Enstar Group Ltd.	4,850	335
*	International Assets Holding Corp.	22,346	335
*	Cowen Group Inc. Class A	59,097	334
*,^	Ambac Financial Group Inc.	590,774	329
*	PMI Group Inc.	60,473	328
	LTC Properties Inc.	11,875	321
	Capital City Bank Group Inc.	22,509	321
	First Busey Corp.	72,274	319
	United Fire & Casualty Co.	17,619	317
*	eHealth Inc.	19,817	312
	Republic Bancorp Inc. Class A	16,432	310
	First BanCorp	125,149	302
	Nelnet Inc. Class A	16,237	301
*	Greenlight Capital Re Ltd. Class A	11,252	300
	National Western Life Insurance Co. Class A	1,612	297
^	CompuCredit Holdings Corp.	56,824	293
	Walter Investment Management Corp.	18,302	293
	Government Properties Income Trust	11,255	293
*	United Community Banks Inc.	65,781	290
	Education Realty Trust Inc.	50,392	289
	Bancorp Rhode Island Inc.	10,511	287
*	FelCor Lodging Trust Inc.	50,358	287
	Meadowbrook Insurance Group Inc.	36,255	286
	Bryn Mawr Bank Corp.	15,734	286
	Compass Diversified Holdings	18,347	280
	Fifth Street Finance Corp.	24,031	279
	CoBiz Financial Inc.	44,119	275
*	Credit Acceptance Corp.	6,360	262
	Heartland Financial USA Inc.	15,845	253
	SWS Group Inc.	21,891	252
	Arlington Asset Investment Corp. Class A	13,949	249
	Sierra Bancorp	19,076	246
	Alliance Financial Corp.	8,325	245
	Stewart Information Services Corp.	16,796	232
^	Life Partners Holdings Inc.	10,450	232
*	Marlin Business Services Corp.	22,538	229
	SY Bancorp Inc.	9,875	225
	First Merchants Corp.	32,178	224
	EMC Insurance Group Inc.	9,739	219
*	Asset Acceptance Capital Corp.	34,066	215
	American National Bankshares Inc.	10,649	215
*	TradeStation Group Inc.	30,577	214
	Sanders Morris Harris Group Inc.	34,402	213
*	FBR Capital Markets Corp.	46,122	210
*	Nara Bancorp Inc.	23,929	210

	US Global Investors Inc. Class A	21,126	209
*	BankAtlantic Bancorp Inc. Class A	117,578	208
	Lakeland Financial Corp.	10,847	207
	Parkway Properties Inc.	10,986	206
*	Safeguard Scientifics Inc.	15,832	206
	1st Source Corp.	11,673	205
	Donegal Group Inc. Class A	14,079	204
	Flagstone Reinsurance Holdings Ltd.	17,819	204
*	CNA Surety Corp.	11,374	202
	Cogdell Spencer Inc.	27,300	202
	Consolidated-Tomoka Land Co.	6,367	201
	Clifton Savings Bancorp Inc.	21,524	200
	OneBeacon Insurance Group Ltd. Class A	11,566	200
	StellarOne Corp.	14,873	199
*	PMA Capital Corp. Class A	31,932	196
	Federal Agricultural Mortgage Corp.	16,837	191
	Trico Bancshares	9,567	190
	Universal Health Realty Income Trust	5,334	189
	Enterprise Financial Services Corp.	16,823	186
	Lakeland Bancorp Inc.	20,733	183
*	Tejon Ranch Co.	5,974	182
	ESSA Bancorp Inc.	14,509	182
	NYMAGIC Inc.	8,297	176
	Medallion Financial Corp.	22,087	176
*	GLG Partners Inc.	56,942	175
	Sun Communities Inc.	6,804	171
	First Bancorp	12,323	167
*	Western Alliance Bancorp	29,185	166
	Gladstone Investment Corp.	27,736	166
	Great Southern Bancorp Inc.	7,353	165
	Westfield Financial Inc.	17,819	164
	First Community Bancshares Inc.	12,944	160
	First Financial Corp.	5,468	158
^	TowneBank	11,296	158
	Maiden Holdings Ltd.	21,319	158
*,^	Capital Trust Inc. Class A	100,939	156
*	Newcastle Investment Corp.	47,600	154
	Danvers Bancorp Inc.	10,998	152
	First Mercury Financial Corp.	11,473	149
	State Auto Financial Corp.	8,128	146
	Bar Harbor Bankshares	4,757	145
	MVC Capital Inc.	10,560	143
*	AmeriServ Financial Inc.	83,468	142
	Sandy Spring Bancorp Inc.	9,250	139
	Center Bancorp Inc.	16,521	137
	First of Long Island Corp.	5,666	137
	Suffolk Bancorp	4,408	135
	Washington Trust Bancorp Inc.	7,226	135
	Rewards Network Inc.	9,974	134
*	First Marblehead Corp.	46,816	133
*	Cohen & Co. Inc.	23,278	131
	Urstadt Biddle Properties Inc. Class A	8,198	130
*	American Independence Corp.	20,279	127
*,^	Capitol Bancorp Ltd.	52,169	126
*	Ladenburg Thalmann Financial Services Inc.	129,695	122
	Tompkins Financial Corp.	3,326	121
	CapLease Inc.	21,720	121
	American Physicians Service Group Inc.	4,797	120

	BancTrust Financial Group Inc.	24,403	118
	NorthStar Realty Finance Corp.	27,684	117
*,^	Pacific Capital Bancorp NA	64,227	116
*	Crawford & Co. Class B	28,331	115
*	American Safety Insurance Holdings Ltd.	6,800	113
	Invesco Mortgage Capital Inc.	4,900	113
	Oritani Financial Corp.	6,931	111
	Resource America Inc. Class A	22,502	108
	WSFS Financial Corp.	2,698	105
*	Guaranty Bancorp	65,579	104
	German American Bancorp Inc.	6,816	103
	Asta Funding Inc.	14,455	102
	Kite Realty Group Trust	20,750	98
	OceanFirst Financial Corp.	8,624	98
*	Penson Worldwide Inc.	9,728	98
*	HFF Inc. Class A	13,063	97
*,^	Hanmi Financial Corp.	39,333	94
	Glimcher Realty Trust	18,562	94
	Univest Corp. of Pennsylvania	4,943	92
	Financial Institutions Inc.	6,247	91
	Bridge Bancorp Inc.	3,894	91
*,^	Central Pacific Financial Corp.	53,485	90
	Merchants Bancshares Inc.	4,126	90
	Investors Title Co.	2,504	85
	CFS Bancorp Inc.	18,970	84
*	Virtus Investment Partners Inc.	4,016	84
*	Metro Bancorp Inc.	5,972	82
	Centerstate Banks Inc.	6,471	79
	Century Bancorp Inc. Class A	4,105	79
*	Affirmative Insurance Holdings Inc.	16,500	78
*	RAIT Financial Trust	39,111	77
*	NewStar Financial Inc.	12,108	77
	First Defiance Financial Corp.	7,612	77
*	Maguire Properties Inc.	24,623	76
*	Center Financial Corp.	15,249	74
	Sterling Bancorp	7,171	72
	Cascade Financial Corp.	36,647	72
	Ramco-Gershenson Properties Trust	6,305	71
*	Gramercy Capital Corp.	24,868	69
	First Financial Northwest Inc.	10,000	68
*	Republic First Bancorp Inc.	17,473	68
	Union First Market Bankshares Corp.	4,439	67
	South Financial Group Inc.	96,177	66
	LSB Corp.	4,999	62
	K-Fed Bancorp	6,943	62
	Winthrop Realty Trust	5,127	62
*	Consumer Portfolio Services Inc.	27,451	61
	Oppenheimer Holdings Inc. Class A	2,406	61
*	Cape Bancorp Inc.	7,560	61
*	Grubb & Ellis Co.	26,982	59
	Mission West Properties Inc.	8,567	59
*	First Acceptance Corp.	28,851	59
	First Place Financial Corp.	14,747	59
	Atlantic Coast Federal Corp.	22,599	59
	One Liberty Properties Inc.	3,461	58
	VIST Financial Corp.	6,411	58
	Student Loan Corp.	1,609	57
	Eastern Virginia Bankshares Inc.	7,487	57

	Monmouth Real Estate Investment Corp. Class A	6,436	54
*,^	Anchor Bancorp Wisconsin Inc.	48,814	54
	Wilshire Bancorp Inc.	4,798	53
*	Primus Guaranty Ltd.	12,300	52
	SeaBright Insurance Holdings Inc.	4,633	51
	Colony Bankcorp Inc.	8,706	51
	Peoples Bancorp Inc.	3,062	50
*	Meridian Interstate Bancorp Inc.	4,724	49
*	Cardtronics Inc.	3,800	48
	ESB Financial Corp.	3,558	46
	MainSource Financial Group Inc.	6,687	45
	Capital Bank Corp.	10,018	45
*	Firstcity Financial Corp.	6,000	42
*,^	Green Bankshares Inc.	5,147	42
*	Tree.com Inc.	4,454	41
*,^	Amcore Financial Inc.	88,192	40
	PennantPark Investment Corp.	3,800	39
	First South Bancorp Inc.	3,129	39
	Citizens & Northern Corp.	3,103	39
	Southwest Bancorp Inc.	4,254	35
	Diamond Hill Investment Group Inc.	512	35
*,^	City Bank	30,530	34
	Shore Bancshares Inc.	2,379	34
	Westwood Holdings Group Inc.	916	34
	Cadence Financial Corp.	18,300	33
	Dynex Capital Inc.	3,599	32
	Comm Bancorp Inc.	1,769	32
	NGP Capital Resources Co.	3,600	31
*	NewBridge Bancorp	8,425	30
	Ameriana Bancorp	11,143	30
	Kansas City Life Insurance Co.	900	28
	PMC Commercial Trust	3,875	28
	Pulaski Financial Corp.	4,191	28
*	Deerfield Capital Corp.	4,755	28
*	Virginia Commerce Bancorp Inc.	4,186	28
^	Old Second Bancorp Inc.	4,202	28
*	First Keystone Financial Inc.	2,063	27
*	Crawford & Co. Class A	9,000	27
	Peapack Gladstone Financial Corp.	1,726	27
	American River Bankshares	3,376	27
	Meta Financial Group Inc.	1,049	26
*	Waterstone Financial Inc.	7,200	26
	UMH Properties Inc.	3,070	25
	Camco Financial Corp.	8,512	25
*	Bancorp Inc.	2,757	25
*	Heritage Financial Corp.	1,610	24
	Citizens South Banking Corp.	3,809	24
	West Bancorporation Inc.	3,478	23
*	Cascade Bancorp	41,579	23
*,^	Bank of Florida Corp.	27,322	22
*	Heritage Commerce Corp.	5,040	21
	Rome Bancorp Inc.	2,312	20
*,^	Sterling Financial Corp.	32,946	19
*	Sun Bancorp Inc.	4,671	18
	Gladstone Commercial Corp.	1,223	18
*	Nicholas Financial Inc.	2,250	17
	West Coast Bancorp	6,258	16
	HopFed Bancorp Inc.	1,305	16

*	Stratus Properties Inc.	1,599	16
	Mercantile Bank Corp.	4,011	16
*,^	W Holding Co. Inc.	1,569	16
	Wainwright Bank & Trust Co.	1,613	16
	First M&F Corp.	4,667	15
	Resource Capital Corp.	2,172	15
*	American Realty Investors Inc.	1,310	14
	National Interstate Corp.	660	14
	Bank of Marin Bancorp	400	13
*	Premierwest Bancorp	27,747	12
*	Bank of Granite Corp.	9,915	12
	Smithtown Bancorp Inc.	2,863	12
	TF Financial Corp.	616	12
*	United Community Financial Corp.	7,545	11
*	North Valley Bancorp	6,436	11
*	BCSB Bancorp Inc.	1,195	11
*,^	Frontier Financial Corp.	5,756	11
	First United Corp.	1,815	11
*,^	First State Bancorporation	19,054	10
*	Maui Land & Pineapple Co. Inc.	1,676	10
	Federal Agricultural Mortgage Corp. Class A	1,021	10
	Farmers Capital Bank Corp.	1,180	10
*	HMN Financial Inc.	1,711	9
*	Pacific Mercantile Bancorp	3,238	9
	Codorus Valley Bancorp Inc.	1,184	9
*	Macatawa Bank Corp.	4,554	8
	Provident Financial Holdings Inc.	2,290	8
	Middleburg Financial Corp.	500	8
*	Seacoast Banking Corp. of Florida	4,404	8
	Jefferson Bancshares Inc.	1,600	7
*	Unity Bancorp Inc.	1,310	7
	Independent Bank Corp.	9,627	7
	First Federal Bancshares of Arkansas Inc.	1,606	6
	Wayne Savings Bancshares Inc.	673	6
*	Preferred Bank	3,847	5
	Firstbank Corp.	820	5
	Northrim BanCorp Inc.	256	4
*	Royal Bancshares of Pennsylvania Inc.	1,768	4
	Indiana Community Bancorp	438	4
*	Superior Bancorp	1,211	4
	First Financial Service Corp.	438	4
	Thomas Properties Group Inc.	1,100	4
	HF Financial Corp.	347	4
	MutualFirst Financial Inc.	500	3
	Integra Bank Corp.	4,988	3
	Timberland Bancorp Inc.	706	3
	State Bancorp Inc.	330	3
	Peoples Financial Corp.	166	2
	Parkvale Financial Corp.	316	2
	FNB United Corp.	1,696	2
*	Northern States Financial Corp.	599	2
*	Midwest Banc Holdings Inc.	6,867	2
*	TierOne Corp.	5,200	2
	Hampton Roads Bankshares Inc.	900	1
	United Security Bancshares	86	1
	21st Century Holding Co.	282	1
	Kohlberg Capital Corp.	200	1
	Princeton National Bancorp Inc.	100	1

* Valley National Bancorp Warrants Exp. 06/30/15	240	1
* ZipRealty Inc.	100	—
MetroCorp Bancshares Inc.	159	—
Brooklyn Federal Bancorp Inc.	44	—
Teton Advisors Inc. Class B	143	—
* TIB Financial Corp.	394	—
		2,144,467
Health Care (12.4%)
Johnson & Johnson	2,784,595	181,556
Pfizer Inc.	8,144,003	139,670
Merck & Co. Inc.	3,082,672	115,138
Abbott Laboratories	1,560,999	82,233
* Amgen Inc.	1,021,566	61,049
Medtronic Inc.	1,117,099	50,303
Bristol-Myers Squibb Co.	1,727,544	46,125
* Gilead Sciences Inc.	908,264	41,308
UnitedHealth Group Inc.	1,172,728	38,313
Eli Lilly & Co.	1,043,732	37,804
Baxter International Inc.	608,478	35,413
* Medco Health Solutions Inc.	481,258	31,070
* WellPoint Inc.	462,651	29,785
* Celgene Corp.	463,894	28,743
* Express Scripts Inc.	263,429	26,807
Covidien PLC	503,915	25,337
* Thermo Fisher Scientific Inc.	412,198	21,203
Allergan Inc.	306,870	20,045
Becton Dickinson and Co.	239,379	18,846
McKesson Corp.	270,564	17,781
Stryker Corp.	301,238	17,237
* Biogen Idec Inc.	291,990	16,749
Aetna Inc.	437,871	15,374
* Genzyme Corp.	267,993	13,890
* St. Jude Medical Inc.	337,605	13,859
* Intuitive Surgical Inc.	38,575	13,429
Cardinal Health Inc.	366,341	13,199
* Zimmer Holdings Inc.	215,161	12,738
* Boston Scientific Corp.	1,526,152	11,019
CIGNA Corp.	276,281	10,106
* Forest Laboratories Inc.	304,960	9,564
* Life Technologies Corp.	180,014	9,409
* Hospira Inc.	163,875	9,284
Quest Diagnostics Inc.	158,813	9,257
CR Bard Inc.	97,653	8,459
AmerisourceBergen Corp. Class A	290,817	8,410
* Laboratory Corp. of America Holdings	107,222	8,118
* Humana Inc.	171,767	8,034
* Vertex Pharmaceuticals Inc.	194,275	7,940
* Mylan Inc.	309,034	7,018
* Varian Medical Systems Inc.	125,880	6,965
* DaVita Inc.	103,446	6,558
* Waters Corp.	95,803	6,471
* Cerner Corp.	70,253	5,976
* Millipore Corp.	56,247	5,940
* Edwards Lifesciences Corp.	57,181	5,654
* Human Genome Sciences Inc.	182,722	5,518
* Henry Schein Inc.	91,609	5,396
* Cephalon Inc.	75,568	5,122

DENTSPLY International Inc.	146,234	5,096
* CareFusion Corp.	190,403	5,032
* Illumina Inc.	126,673	4,928
* Alexion Pharmaceuticals Inc.	89,637	4,874
* Dendreon Corp.	132,716	4,840
* Hologic Inc.	261,048	4,840
* ResMed Inc.	75,853	4,828
Perrigo Co.	78,572	4,614
Beckman Coulter Inc.	70,225	4,410
* Watson Pharmaceuticals Inc.	101,990	4,260
* Covance Inc.	64,890	3,984
* Mettler-Toledo International Inc.	34,196	3,734
* Coventry Health Care Inc.	150,171	3,712
* OSI Pharmaceuticals Inc.	58,786	3,501
* Community Health Systems Inc.	94,267	3,481
* IDEXX Laboratories Inc.	59,401	3,419
Omnicare Inc.	120,782	3,417
* Valeant Pharmaceuticals International	78,384	3,363
Universal Health Services Inc. Class B	92,398	3,242
* Amylin Pharmaceuticals Inc.	143,818	3,234
* Inverness Medical Innovations Inc.	80,232	3,125
* Lincare Holdings Inc.	69,324	3,111
* Kinetic Concepts Inc.	64,863	3,101
* King Pharmaceuticals Inc.	250,324	2,944
* Warner Chilcott PLC Class A	114,824	2,934
Patterson Cos. Inc.	92,851	2,883
PerkinElmer Inc.	118,823	2,840
* Endo Pharmaceuticals Holdings Inc.	118,623	2,810
* Tenet Healthcare Corp.	485,201	2,775
* Mednax Inc.	46,916	2,730
* United Therapeutics Corp.	49,169	2,721
* Charles River Laboratories International Inc.	67,074	2,637
* Health Net Inc.	105,542	2,625
Teleflex Inc.	40,435	2,591
Pharmaceutical Product Development Inc.	107,618	2,556
* Gen-Probe Inc.	49,779	2,489
* VCA Antech Inc.	86,912	2,436
* BioMarin Pharmaceutical Inc.	102,524	2,396
* Myriad Genetics Inc.	97,022	2,333
Techne Corp.	35,999	2,293
* InterMune Inc.	49,002	2,184
* Health Management Associates Inc. Class A	252,584	2,172
* Salix Pharmaceuticals Ltd.	55,911	2,083
STERIS Corp.	59,895	2,016
* Bio-Rad Laboratories Inc. Class A	19,357	2,004
Owens & Minor Inc.	42,818	1,986
* LifePoint Hospitals Inc.	52,444	1,929
* Onyx Pharmaceuticals Inc.	63,388	1,919
* Thoratec Corp.	57,331	1,918
Cooper Cos. Inc.	46,102	1,792
* Healthsouth Corp.	94,889	1,774
* NuVasive Inc.	39,173	1,771
* AMERIGROUP Corp.	51,835	1,723
* Regeneron Pharmaceuticals Inc.	63,796	1,690
Hill-Rom Holdings Inc.	60,819	1,655
* Psychiatric Solutions Inc.	54,576	1,626
* Immucor Inc.	71,939	1,611
* Emergency Medical Services Corp. Class A	28,466	1,610

*	Sirona Dental Systems Inc.	42,039	1,599
*	Catalyst Health Solutions Inc.	38,261	1,583
*,^	Amedisys Inc.	28,504	1,574
*	Magellan Health Services Inc.	35,853	1,559
*	Varian Inc.	29,570	1,531
*	Brookdale Senior Living Inc.	72,793	1,516
*	Incyte Corp. Ltd.	108,576	1,516
	Medicis Pharmaceutical Corp. Class A	59,959	1,509
*	Auxilium Pharmaceuticals Inc.	48,033	1,497
*	Haemonetics Corp.	26,150	1,494
*	Nektar Therapeutics	95,694	1,456
*	PSS World Medical Inc.	61,374	1,443
*	American Medical Systems Holdings Inc.	76,025	1,413
	West Pharmaceutical Services Inc.	33,670	1,412
*	Parexel International Corp.	59,254	1,381
*	HMS Holdings Corp.	26,807	1,367
*	Dionex Corp.	18,086	1,352
	Masimo Corp.	50,384	1,338
*	Cubist Pharmaceuticals Inc.	59,098	1,332
*	Acorda Therapeutics Inc.	38,423	1,314
*	Allscripts-Misys Healthcare Solutions Inc.	66,945	1,309
*	WellCare Health Plans Inc.	43,336	1,291
	Chemed Corp.	23,086	1,255
*	Alkermes Inc.	96,354	1,250
*	Align Technology Inc.	64,417	1,246
	Quality Systems Inc.	19,083	1,172
*	Centene Corp.	48,563	1,167
*	Eclipsys Corp.	58,514	1,163
*	ev3 Inc.	69,485	1,102
*	Volcano Corp.	44,758	1,081
*	Viropharma Inc.	78,769	1,074
*	Seattle Genetics Inc.	87,599	1,046
*	Isis Pharmaceuticals Inc.	95,681	1,045
*	Cepheid Inc.	59,697	1,044
	Invacare Corp.	38,322	1,017
*	Savient Pharmaceuticals Inc.	68,531	990
*	Bruker Corp.	67,494	989
*	Conmed Corp.	40,640	968
*	Integra LifeSciences Holdings Corp.	22,024	965
*	Impax Laboratories Inc.	53,275	953
*	Par Pharmaceutical Cos. Inc.	36,165	897
*	Healthspring Inc.	50,864	895
*	Exelixis Inc.	145,761	885
*	Gentiva Health Services Inc.	30,961	876
*	Abaxis Inc.	32,112	873
*	Martek Biosciences Corp.	38,439	865
*	Celera Corp.	120,825	858
*	Alnylam Pharmaceuticals Inc.	50,321	856
*	Wright Medical Group Inc.	47,970	852
	Meridian Bioscience Inc.	41,583	847
*	Conceptus Inc.	42,415	847
*	AMAG Pharmaceuticals Inc.	23,878	834
*	Allos Therapeutics Inc.	111,881	831
*	athenahealth Inc.	22,443	821
	Analogic Corp.	19,152	818
*	Halozyme Therapeutics Inc.	101,188	809
*	Bio-Reference Labs Inc.	18,212	801
*	Geron Corp.	140,073	796

*	Facet Biotech Corp.	29,108	786
*	Cyberonics Inc.	40,957	785
*	Affymetrix Inc.	104,466	767
	PDL BioPharma Inc.	119,885	744
*	Natus Medical Inc.	46,303	737
*	Affymax Inc.	30,668	719
*	Amsurg Corp. Class A	33,024	713
*	Enzon Pharmaceuticals Inc.	69,718	710
*	Immunogen Inc.	87,505	708
*	Theravance Inc.	51,754	689
*	Ariad Pharmaceuticals Inc.	199,547	678
*	Vivus Inc.	76,081	663
	Computer Programs & Systems Inc.	16,401	641
*	Luminex Corp.	37,110	625
*	Hanger Orthopedic Group Inc.	33,845	615
*	Kindred Healthcare Inc.	34,073	615
*	Assisted Living Concepts Inc. Class A	18,627	612
*	Air Methods Corp.	17,755	604
*	ABIOMED Inc.	57,333	592
*	Clinical Data Inc.	30,260	587
*	Medicines Co.	74,272	582
	Landauer Inc.	8,804	574
*	Momenta Pharmaceuticals Inc.	38,342	574
*	inVentiv Health Inc.	25,520	573
*	Healthways Inc.	35,638	573
*	MedAssets Inc.	26,654	560
*	Emeritus Corp.	26,727	544
*	PharMerica Corp.	29,556	539
*	BioScrip Inc.	67,312	537
*	Phase Forward Inc.	40,989	536
*	Universal American Corp.	34,737	535
	Cantel Medical Corp.	26,669	529
*	Emergent Biosolutions Inc.	30,978	520
*	AMN Healthcare Services Inc.	58,686	516
*	Genomic Health Inc.	29,069	511
*	Almost Family Inc.	13,440	507
*	Orthofix International NV	13,889	505
*	Corvel Corp.	14,041	502
*	Accuray Inc.	82,017	499
*	AMICAS Inc.	82,649	498
*	Greatbatch Inc.	23,353	495
*	Arena Pharmaceuticals Inc.	159,599	495
*	Questcor Pharmaceuticals Inc.	59,339	488
*	Pharmasset Inc.	17,870	479
*,^	Cadence Pharmaceuticals Inc.	52,171	476
*	Arqule Inc.	81,124	467
*,^	BioCryst Pharmaceuticals Inc.	70,894	466
*	Angiodynamics Inc.	28,972	453
*	Alphatec Holdings Inc.	70,472	449
*	ICU Medical Inc.	13,030	449
*	American Dental Partners Inc.	34,134	445
*	AVANIR Pharmaceuticals Inc.	191,215	444
*	Cross Country Healthcare Inc.	43,804	443
*	RehabCare Group Inc.	16,015	437
*	Abraxis Bioscience Inc.	8,353	432
*	Inspire Pharmaceuticals Inc.	67,836	423
*	Curis Inc.	137,305	422
*	Array Biopharma Inc.	147,261	404

*,^	MannKind Corp.	61,340	402
*	MWI Veterinary Supply Inc.	9,579	387
*	Merit Medical Systems Inc.	25,133	383
*	Exactech Inc.	17,833	374
*	Cerus Corp.	131,438	367
*	Anadys Pharmaceuticals Inc.	141,572	360
*	Odyssey HealthCare Inc.	19,724	357
*	Genoptix Inc.	9,844	349
*,^	Sequenom Inc.	55,150	348
*	Allied Healthcare International Inc.	127,012	345
*,^	Cell Therapeutics Inc.	637,779	345
*	CryoLife Inc.	52,153	337
*	LHC Group Inc.	9,997	335
	Atrion Corp.	2,308	330
*	Albany Molecular Research Inc.	39,452	329
*	ATS Medical Inc.	125,131	325
*	Capital Senior Living Corp.	61,232	322
*	Zoll Medical Corp.	12,185	321
*	Neogen Corp.	12,588	316
*	Akorn Inc.	205,127	314
*	Kensey Nash Corp.	13,231	312
*	eResearchTechnology Inc.	44,910	310
*	Medivation Inc.	29,477	309
*	Cutera Inc.	29,629	307
*	Alliance HealthCare Services Inc.	52,420	295
*	Depomed Inc.	82,966	295
	America Service Group Inc.	17,781	286
*	Quidel Corp.	19,515	284
*	Cypress Bioscience Inc.	57,335	281
*	SurModics Inc.	13,410	281
*	Accelrys Inc.	45,418	280
*	Anika Therapeutics Inc.	39,233	280
*	Rigel Pharmaceuticals Inc.	34,789	277
*,^	AVI BioPharma Inc.	229,679	273
*	Durect Corp.	87,225	263
*	IPC The Hospitalist Co. Inc.	7,364	259
*	Biodel Inc.	59,499	254
*	Symmetry Medical Inc.	25,069	252
*	XenoPort Inc.	26,532	246
*	DexCom Inc.	25,208	245
*	Continucare Corp.	63,099	233
*	Insulet Corp.	15,300	231
*	Caliper Life Sciences Inc.	58,415	231
*	Dyax Corp.	66,289	226
*	Molina Healthcare Inc.	8,837	222
*	Antigenics Inc.	304,253	221
*	Acadia Pharmaceuticals Inc.	142,912	216
*	Adolor Corp.	119,017	214
*	Omnicell Inc.	15,060	211
*	Micromet Inc.	25,949	210
*	Celldex Therapeutics Inc.	34,038	209
*	Sun Healthcare Group Inc.	21,255	203
*	Cynosure Inc. Class A	17,900	201
*	Zymogenetics Inc.	34,713	199
*	NPS Pharmaceuticals Inc.	38,805	196
*	SonoSite Inc.	6,029	194
*	Cytokinetics Inc.	60,413	193
*	BioMimetic Therapeutics Inc.	14,542	191

*	Optimer Pharmaceuticals Inc.	15,349	188
*	Pozen Inc.	19,561	187
*	Pain Therapeutics Inc.	29,876	187
*	OraSure Technologies Inc.	31,409	186
*	Immunomedics Inc.	54,965	182
*	Five Star Quality Care Inc.	59,524	182
*	Targacept Inc.	8,620	169
*	Medical Action Industries Inc.	13,400	164
	National Healthcare Corp.	4,638	164
*	Alexza Pharmaceuticals Inc.	60,905	164
*	Res-Care Inc.	13,626	163
*	Sunrise Senior Living Inc.	31,787	163
*	LCA-Vision Inc.	19,487	162
*	Nabi Biopharmaceuticals	28,374	155
*	BioClinica Inc.	33,629	150
*	Chelsea Therapeutics International Inc.	41,466	147
*	Triple-S Management Corp. Class B	8,176	145
*	Ligand Pharmaceuticals Inc. Class B	82,454	144
*	Caraco Pharmaceutical Laboratories Ltd.	24,070	144
*	Palomar Medical Technologies Inc.	13,230	144
*	Opko Health Inc.	70,447	139
*	Columbia Laboratories Inc.	126,396	135
*	Discovery Laboratories Inc.	259,554	135
*	Medcath Corp.	12,390	130
*	BMP Sunstone Corp.	25,593	130
*	US Physical Therapy Inc.	7,364	128
*,^	GTx Inc.	38,110	127
*,^	Cytori Therapeutics Inc.	27,510	125
*	Harvard Bioscience Inc.	32,348	125
*	Endologix Inc.	30,806	124
*	Insmed Inc.	104,650	123
*	KV Pharmaceutical Co. Class A	69,948	123
*	Protalix BioTherapeutics Inc.	18,675	123
*	Orthovita Inc.	28,262	120
*	Idenix Pharmaceuticals Inc.	42,528	120
*	Biolase Technology Inc.	60,374	118
*	IRIS International Inc.	11,438	117
*	Vital Images Inc.	7,125	115
*	Maxygen Inc.	17,251	113
*	Rochester Medical Corp.	8,732	112
*	PDI Inc.	13,965	105
*	Clarient Inc.	39,851	104
*	Novavax Inc.	44,611	103
*	CytRx Corp.	91,582	102
*	Kendle International Inc.	5,707	100
*	Matrixx Initiatives Inc.	19,418	98
*	Spectranetics Corp.	14,143	98
*	Myriad Pharmaceuticals Inc.	21,508	97
*	Progenics Pharmaceuticals Inc.	17,277	92
*	Enzo Biochem Inc.	14,711	89
*	RTI Biologics Inc.	20,090	87
*	Icad Inc.	52,953	80
*	Bovie Medical Corp.	12,801	80
*	Cambrex Corp.	18,866	76
*	Micrus Endovascular Corp.	3,827	75
*	Merge Healthcare Inc.	35,735	74
*	BioSphere Medical Inc.	27,491	73
*	HealthTronics Inc.	19,398	69

*	Providence Service Corp.	4,531	69
*	Corcept Therapeutics Inc.	23,958	68
*,^	GenVec Inc.	86,742	68
*,^	Biosante Pharmaceuticals Inc.	37,527	67
*	Idera Pharmaceuticals Inc.	10,285	64
*	Ardea Biosciences Inc.	3,492	64
*	AtriCure Inc.	10,600	62
*	Arrowhead Research Corp.	52,360	60
*	Osiris Therapeutics Inc.	7,100	53
*	Sangamo Biosciences Inc.	9,647	52
*	Vascular Solutions Inc.	5,686	51
*	Santarus Inc.	9,196	49
*	Vanda Pharmaceuticals Inc.	4,252	49
*	Hemispherx Biopharma Inc.	65,582	49
*	Nighthawk Radiology Holdings Inc.	15,154	48
*	SuperGen Inc.	14,785	47
*	Cardiac Science Corp.	25,269	47
*	Penwest Pharmaceuticals Co.	13,587	47
*	Sciclone Pharmaceuticals Inc.	13,095	46
*	Rural/Metro Corp.	6,345	46
*	Pharmacyclics Inc.	7,259	45
*	AspenBio Pharma Inc.	19,754	45
*	Staar Surgical Co.	11,213	43
*	Aastrom Biosciences Inc.	25,569	42
*	CPEX Pharmaceuticals Inc.	2,615	42
*	Stereotaxis Inc.	8,300	42
*	Neurocrine Biosciences Inc.	15,959	41
*	MediciNova Inc.	5,338	40
*	Hi-Tech Pharmacal Co. Inc.	1,800	40
*	ISTA Pharmaceuticals Inc.	9,776	40
*	National Dentex Corp.	3,944	39
*	Animal Health International Inc.	20,454	39
*	Lexicon Pharmaceuticals Inc.	25,762	38
*	Hooper Holmes Inc.	42,124	37
*	Metabolix Inc.	3,000	37
	Ensign Group Inc.	2,100	36
	Psychemedics Corp.	4,628	35
*	MAKO Surgical Corp.	2,600	35
*	Osteotech Inc.	8,935	35
*	Somanetics Corp.	1,801	34
*	CardioNet Inc.	4,400	34
*	NxStage Medical Inc.	2,900	33
*	Synovis Life Technologies Inc.	2,100	33
*	Javelin Pharmaceuticals Inc.	25,200	33
*	Infinity Pharmaceuticals Inc.	5,218	32
*	Spectrum Pharmaceuticals Inc.	6,800	31
*	Theragenics Corp.	18,231	30
*,^	ADVENTRX Pharmaceuticals Inc.	137,900	30
*	Peregrine Pharmaceuticals Inc.	9,467	29
*	RadNet Inc.	8,733	28
*	Digirad Corp.	13,188	27
*	Vical Inc.	7,842	26
*	ThermoGenesis Corp.	37,607	26
*	American Caresource Holdings Inc.	12,800	23
*	Repligen Corp.	5,551	23
*	SIGA Technologies Inc.	3,397	23
*	MAP Pharmaceuticals Inc.	1,400	22
*,^	ARCA Biopharma Inc.	3,931	21

* Chindex International Inc.	1,800	21
* TomoTherapy Inc.	6,200	21
* StemCells Inc.	17,974	21
* Cel-Sci Corp.	31,800	20
* MiddleBrook Pharmaceuticals Inc.	66,191	20
* Transcend Services Inc.	1,200	20
* Mediware Information Systems	2,170	19
* Orexigen Therapeutics Inc.	3,200	19
* Hansen Medical Inc.	8,149	19
* Skilled Healthcare Group Inc.	3,000	19
* Telik Inc.	21,589	18
* NMT Medical Inc.	3,896	18
* XOMA Ltd.	28,554	16
* Entremed Inc.	23,118	16
* Arcadia Resources Inc.	38,500	15
* OXiGENE Inc.	11,910	15
* EnteroMedics Inc.	26,774	14
* Metropolitan Health Networks Inc.	4,186	14
* Orthologic Corp.	14,989	14
* Orchid Cellmark Inc.	6,213	12
* ARYx Therapeutics Inc.	13,400	12
* Medidata Solutions Inc.	750	11
* Jazz Pharmaceuticals Inc.	1,045	11
Young Innovations Inc.	377	11
* Dynavax Technologies Corp.	7,379	10
* OTIX Global Inc.	1,728	8
* RXi Pharmaceuticals Corp.	1,626	7
* Strategic Diagnostics Inc.	3,632	7
* IVAX Diagnostics Inc.	10,266	6
* Cardica Inc.	2,775	5
* Dialysis Corp. Of America	665	4
* EpiCept Corp.	1,325	3
* Combinatorx Inc.	2,231	3
* Heska Corp.	2,582	2
* NovaMed Inc.	620	2
* Interleukin Genetics Inc.	2,262	2
* Quigley Corp.	400	1
		1,621,430
Industrials (11.1%)
General Electric Co.	10,745,666	195,571
United Technologies Corp.	898,898	66,168
3M Co.	678,816	56,729
Boeing Co.	696,671	50,585
United Parcel Service Inc. Class B	712,773	45,910
Caterpillar Inc.	628,496	39,501
Emerson Electric Co.	759,093	38,213
Union Pacific Corp.	509,216	37,326
Honeywell International Inc.	731,639	33,121
FedEx Corp.	299,672	27,989
Lockheed Martin Corp.	324,481	27,003
General Dynamics Corp.	331,033	25,556
Deere & Co.	426,870	25,382
Raytheon Co.	386,835	22,096
Danaher Corp.	275,681	22,030
Norfolk Southern Corp.	371,343	20,754
Illinois Tool Works Inc.	429,866	20,358
CSX Corp.	396,312	20,172

	Northrop Grumman Corp.	300,996	19,736
	Tyco International Ltd.	479,307	18,334
	Precision Castparts Corp.	142,051	17,999
	Waste Management Inc.	469,741	16,173
	PACCAR Inc.	348,707	15,113
	Eaton Corp.	159,149	12,059
	Cummins Inc.	193,649	11,997
*	Delta Air Lines Inc.	787,577	11,491
	Ingersoll-Rand PLC	323,335	11,275
	Republic Services Inc. Class A	384,090	11,146
	L-3 Communications Holdings Inc.	117,425	10,760
	Parker Hannifin Corp.	162,410	10,514
	Rockwell Collins Inc.	158,919	9,947
	Southwest Airlines Co.	749,866	9,913
	CH Robinson Worldwide Inc.	169,570	9,470
	ITT Corp.	175,190	9,392
	Goodrich Corp.	125,715	8,865
	Dover Corp.	188,032	8,791
	Fluor Corp.	180,993	8,418
	Rockwell Automation Inc.	143,680	8,098
	Cooper Industries PLC	168,491	8,077
	Expeditors International of Washington Inc.	214,163	7,907
	WW Grainger Inc.	63,822	6,900
*,^	First Solar Inc.	55,927	6,859
	Fastenal Co.	135,103	6,484
*	McDermott International Inc.	233,018	6,273
	Flowserve Corp.	56,481	6,228
	Joy Global Inc.	103,543	5,861
	Textron Inc.	274,478	5,827
*	Jacobs Engineering Group Inc.	125,879	5,688
	Masco Corp.	364,477	5,657
	Roper Industries Inc.	92,184	5,332
	Pitney Bowes Inc.	209,796	5,130
	Iron Mountain Inc.	185,314	5,078
	Bucyrus International Inc. Class A	76,030	5,017
	Pall Corp.	118,270	4,789
	Equifax Inc.	128,132	4,587
	Manpower Inc.	79,421	4,537
	AMETEK Inc.	109,177	4,526
	RR Donnelley & Sons Co.	207,752	4,436
	Robert Half International Inc.	145,145	4,417
*	Stericycle Inc.	80,981	4,413
*	URS Corp.	84,905	4,212
*	Quanta Services Inc.	211,655	4,055
	Dun & Bradstreet Corp.	52,711	3,923
	Cintas Corp.	139,486	3,918
	Avery Dennison Corp.	102,859	3,745
*	Oshkosh Corp.	90,604	3,655
	KBR Inc.	162,595	3,603
*	Kansas City Southern	97,104	3,512
*	Foster Wheeler AG	128,836	3,497
	Pentair Inc.	94,648	3,371
*	AGCO Corp.	93,505	3,354
	Donaldson Co. Inc.	74,129	3,345
*	UAL Corp.	169,063	3,305
	SPX Corp.	49,704	3,296
	JB Hunt Transport Services Inc.	90,123	3,234
*	Continental Airlines Inc. Class B	140,584	3,089

* AMR Corp.	337,184	3,072
* Owens Corning	116,725	2,969
* BE Aerospace Inc.	96,851	2,949
* Shaw Group Inc.	84,383	2,904
* Navistar International Corp.	64,592	2,889
* Verisk Analytics Inc. Class A	102,240	2,883
* Alliant Techsystems Inc.	33,431	2,718
IDEX Corp.	82,021	2,715
* Waste Connections Inc.	79,824	2,711
Hubbell Inc. Class B	52,668	2,656
* Aecom Technology Corp.	91,592	2,598
Harsco Corp.	81,263	2,596
* Copart Inc.	72,770	2,591
Snap-On Inc.	58,733	2,545
TransDigm Group Inc.	47,300	2,509
Timken Co.	82,998	2,491
* Spirit Aerosystems Holdings Inc. Class A	106,227	2,484
* Terex Corp.	109,001	2,475
Carlisle Cos. Inc.	62,223	2,371
Lincoln Electric Holdings Inc.	43,352	2,355
Gardner Denver Inc.	52,939	2,331
Kennametal Inc.	82,792	2,328
* Corrections Corp. of America	116,461	2,313
MSC Industrial Direct Co. Class A	45,128	2,289
Regal-Beloit Corp.	37,466	2,226
* IHS Inc. Class A	41,455	2,217
Ryder System Inc.	57,066	2,212
Landstar System Inc.	51,433	2,159
Lennox International Inc.	48,415	2,146
* Covanta Holding Corp.	126,693	2,111
Nordson Corp.	30,868	2,097
* Thomas & Betts Corp.	52,965	2,078
* FTI Consulting Inc.	52,786	2,076
Towers Watson & Co. Class A	43,110	2,048
Woodward Governor Co.	62,665	2,004
* Kirby Corp.	52,091	1,987
Graco Inc.	61,108	1,955
* WABCO Holdings Inc.	65,267	1,953
Wabtec Corp.	45,717	1,926
* Hertz Global Holdings Inc.	188,536	1,883
Acuity Brands Inc.	44,096	1,861
Con-way Inc.	50,164	1,762
CLARCOR Inc.	51,045	1,761
Manitowoc Co. Inc.	133,366	1,734
Toro Co.	34,655	1,704
Crane Co.	47,875	1,700
Baldor Electric Co.	45,267	1,693
* GrafTech International Ltd.	123,565	1,689
* EMCOR Group Inc.	67,319	1,658
Watsco Inc.	28,495	1,621
Curtiss-Wright Corp.	46,558	1,620
Trinity Industries Inc.	79,919	1,595
Valmont Industries Inc.	18,778	1,555
Brady Corp. Class A	49,827	1,551
* Esterline Technologies Corp.	30,463	1,506
UTi Worldwide Inc.	97,301	1,491
* Alaska Air Group Inc.	36,013	1,485
* Moog Inc. Class A	41,576	1,473

*	Tetra Tech Inc.	62,850	1,448
*	Teledyne Technologies Inc.	35,010	1,445
*	Hexcel Corp.	99,185	1,432
*	United Stationers Inc.	24,305	1,430
*	WESCO International Inc.	40,979	1,422
*	General Cable Corp.	52,356	1,414
	Alexander & Baldwin Inc.	42,012	1,389
	Actuant Corp. Class A	69,582	1,360
	GATX Corp.	46,932	1,345
	Knight Transportation Inc.	63,726	1,344
*	Clean Harbors Inc.	24,150	1,342
*	Genesee & Wyoming Inc. Class A	39,253	1,339
*	JetBlue Airways Corp.	235,721	1,315
	Brink's Co.	46,279	1,306
	Belden Inc.	47,451	1,303
	AO Smith Corp.	24,352	1,280
	Kaydon Corp.	34,008	1,279
*,^	American Superconductor Corp.	42,790	1,237
*	USG Corp.	71,363	1,225
*	US Airways Group Inc.	165,420	1,216
*	Avis Budget Group Inc.	104,355	1,200
	Triumph Group Inc.	17,049	1,195
*	Atlas Air Worldwide Holdings Inc.	21,828	1,158
*	EnerSys	46,753	1,153
	Simpson Manufacturing Co. Inc.	40,321	1,119
*	Orbital Sciences Corp.	58,122	1,105
	Werner Enterprises Inc.	47,633	1,104
	Granite Construction Inc.	35,752	1,080
*	HUB Group Inc. Class A	38,280	1,071
*	Insituform Technologies Inc. Class A	40,108	1,067
*,^	SunPower Corp. Class A	56,070	1,060
	HNI Corp.	39,252	1,045
*	Geo Group Inc.	52,605	1,043
	Herman Miller Inc.	57,456	1,038
	Mueller Industries Inc.	38,301	1,026
	Deluxe Corp.	52,407	1,018
	Briggs & Stratton Corp.	51,868	1,011
	Rollins Inc.	46,287	1,004
	Mine Safety Appliances Co.	35,490	992
*	AAR Corp.	39,869	990
	Heartland Express Inc.	59,372	980
*	Middleby Corp.	17,010	980
	Applied Industrial Technologies Inc.	39,070	971
	ABM Industries Inc.	45,304	960
*	Old Dominion Freight Line Inc.	28,665	957
	Mueller Water Products Inc. Class A	198,653	950
	Healthcare Services Group Inc.	42,348	948
*	SYKES Enterprises Inc.	41,120	939
	Corporate Executive Board Co.	35,137	934
	Watts Water Technologies Inc. Class A	30,017	932
	Barnes Group Inc.	45,490	885
*	Beacon Roofing Supply Inc.	46,130	882
	ESCO Technologies Inc.	27,110	862
	Albany International Corp.	40,010	861
	American Science & Engineering Inc.	11,126	834
	CIRCOR International Inc.	24,983	830
*	Resources Connection Inc.	42,960	824
	Skywest Inc.	56,941	813

	Franklin Electric Co. Inc.	26,987	809
*	Allegiant Travel Co. Class A	13,832	800
*	Macquarie Infrastructure Co. LLC	57,182	790
*	MasTec Inc.	61,303	773
*	CoStar Group Inc.	18,499	768
	Forward Air Corp.	28,640	753
	Otter Tail Corp.	33,949	746
*	Armstrong World Industries Inc.	20,442	742
*	Advisory Board Co.	23,472	739
*	SunPower Corp. Class B	44,055	737
	Arkansas Best Corp.	24,508	732
*	Ceradyne Inc.	31,294	710
*	II-VI Inc.	20,739	702
*	Astec Industries Inc.	24,182	700
	Aircastle Ltd.	73,886	700
	Comfort Systems USA Inc.	55,169	689
*	Layne Christensen Co.	25,740	688
	AZZ Inc.	20,254	686
	Administaff Inc.	31,952	682
*	ACCO Brands Corp.	88,412	677
	Robbins & Myers Inc.	28,201	672
	Badger Meter Inc.	17,325	667
*	Blount International Inc.	64,232	665
	Universal Forest Products Inc.	17,133	660
*	Korn/Ferry International	36,502	644
*	Consolidated Graphics Inc.	15,526	643
	Kaman Corp.	25,683	642
*	Altra Holdings Inc.	46,684	641
*	Chart Industries Inc.	31,868	637
	Knoll Inc.	56,337	634
*	Acacia Research - Acacia Technologies	57,263	620
*,^	Genco Shipping & Trading Ltd.	28,845	609
*	Dollar Thrifty Automotive Group Inc.	18,809	604
*	Navigant Consulting Inc.	48,125	584
*	Mobile Mini Inc.	37,671	584
*	AirTran Holdings Inc.	114,337	581
	Raven Industries Inc.	19,488	575
	Interface Inc. Class A	49,377	572
	Cubic Corp.	15,756	567
*	Colfax Corp.	48,040	565
	Bowne & Co. Inc.	48,889	546
	EnergySolutions Inc.	82,919	533
*	ATC Technology Corp.	31,070	533
*	CBIZ Inc.	81,031	532
*,^	Energy Conversion Devices Inc.	67,810	531
*	Tutor Perini Corp.	23,950	521
	Quanex Building Products Corp.	31,461	520
	Apogee Enterprises Inc.	32,853	519
*	Marten Transport Ltd.	25,623	505
*	COMSYS IT Partners Inc.	28,625	500
*	GeoEye Inc.	16,743	494
	G&K Services Inc. Class A	19,003	492
*	Celadon Group Inc.	34,555	482
*	Griffon Corp.	38,628	481
	AAON Inc.	21,271	481
*	Cenveo Inc.	54,857	475
*	TrueBlue Inc.	30,502	473
	Ameron International Corp.	7,497	471

	HEICO Corp. Class A	11,479	455
*	DigitalGlobe Inc.	16,213	453
*	Dycom Industries Inc.	51,293	450
	Cascade Corp.	13,847	446
	Applied Signal Technology Inc.	22,582	442
	Ducommun Inc.	20,417	429
*	Michael Baker Corp.	12,128	418
*	GenCorp Inc.	72,514	418
	Ampco-Pittsburgh Corp.	16,752	416
	CDI Corp.	28,343	416
*	Cornell Cos. Inc.	22,621	414
*	Interline Brands Inc.	21,615	414
*	American Reprographics Co.	45,756	410
*,^	Evergreen Solar Inc.	362,748	410
*	Huron Consulting Group Inc.	20,149	409
*	On Assignment Inc.	56,765	405
*	RBC Bearings Inc.	12,557	400
*	EnerNOC Inc.	13,377	397
*	Franklin Covey Co.	49,678	394
*	US Ecology Inc.	24,441	394
*	Polypore International Inc.	22,083	386
*	United Rentals Inc.	40,244	378
*	Trex Co. Inc.	17,726	377
	Standex International Corp.	14,478	373
*	Greenbrier Cos. Inc.	33,819	372
	American Railcar Industries Inc.	30,581	372
*	Ladish Co. Inc.	18,441	372
*	Kforce Inc.	24,373	371
	Ennis Inc.	22,309	363
*	Orion Marine Group Inc.	19,889	359
*	Advanced Battery Technologies Inc.	91,873	358
	Heidrick & Struggles International Inc.	12,740	357
*	M&F Worldwide Corp.	11,401	349
	Lindsay Corp.	8,406	348
	International Shipholding Corp.	11,809	347
	Dynamic Materials Corp.	21,983	343
*	Pacer International Inc.	56,698	341
*	H&E Equipment Services Inc.	31,465	339
*	Powell Industries Inc.	10,323	336
	Tredegar Corp.	19,501	333
	Alamo Group Inc.	16,566	331
*	EnPro Industries Inc.	11,377	331
*	Amerco Inc.	6,045	328
*	Builders FirstSource Inc.	103,207	325
	TAL International Group Inc.	16,200	324
*	FuelCell Energy Inc.	113,930	321
*	Broadwind Energy Inc.	70,532	315
*	APAC Customer Services Inc.	54,276	312
	McGrath Rentcorp	12,680	307
*	Hawaiian Holdings Inc.	41,383	305
*	CRA International Inc.	13,235	303
	American Woodmark Corp.	15,430	299
	Gorman-Rupp Co.	11,611	295
*	Force Protection Inc.	48,955	295
*	Kelly Services Inc. Class A	17,600	293
*	Air Transport Services Group Inc.	86,695	292
	Miller Industries Inc.	23,159	288
*,^	China BAK Battery Inc.	118,917	287

*	DynCorp International Inc. Class A	24,786	285
	Aceto Corp.	46,552	281
	Steelcase Inc. Class A	42,852	277
	Diamond Management & Technology Consultants Inc. Class A	34,547	271
*	Argon ST Inc.	10,082	268
*	PAM Transportation Services Inc.	19,559	268
*	American Commercial Lines Inc.	10,671	268
	Seaboard Corp.	204	265
	NACCO Industries Inc. Class A	3,562	264
	Federal Signal Corp.	29,198	263
	Encore Wire Corp.	12,628	263
	John Bean Technologies Corp.	14,868	261
*	Rush Enterprises Inc. Class A	19,569	259
*	Exponent Inc.	9,048	258
*	Taser International Inc.	43,819	257
*	Gibraltar Industries Inc.	19,471	246
*	RSC Holdings Inc.	30,424	242
*	Northwest Pipe Co.	10,891	238
*	Aerovironment Inc.	9,058	237
*	Stanley Inc.	8,302	235
	Graham Corp.	12,900	232
	Titan International Inc.	26,557	232
*	Furmanite Corp.	43,935	228
*	School Specialty Inc.	10,033	228
	Tennant Co.	8,314	228
*	LB Foster Co. Class A	7,748	224
	Houston Wire & Cable Co.	18,879	219
*	GP Strategies Corp.	25,900	217
	Barrett Business Services Inc.	15,835	215
*	Columbus McKinnon Corp.	13,464	214
*	United Capital Corp.	8,877	211
*	Eagle Bulk Shipping Inc.	39,196	208
*	Casella Waste Systems Inc. Class A	41,353	208
*	Commercial Vehicle Group Inc.	29,130	207
	Viad Corp.	9,995	205
*	Capstone Turbine Corp.	161,626	205
*	Lydall Inc.	25,901	203
*	Flow International Corp.	67,513	203
	Hardinge Inc.	22,327	201
*	Dynamex Inc.	11,256	194
*,^	Harbin Electric Inc.	8,900	192
*	Pinnacle Airlines Corp.	25,710	191
*	Herley Industries Inc.	12,997	191
*	Covenant Transportation Group Inc. Class A	29,375	177
*	ICF International Inc.	7,116	177
	Great Lakes Dredge & Dock Corp.	33,390	175
*	SFN Group Inc.	21,844	175
*	NN Inc.	31,792	175
*	PowerSecure International Inc.	21,502	169
*	Republic Airways Holdings Inc.	28,594	169
*	BlueLinx Holdings Inc.	43,233	165
*,^	Microvision Inc.	56,255	159
	LSI Industries Inc.	23,206	158
*	MYR Group Inc.	9,154	149
*	Fuel Tech Inc.	18,500	148
*	Sauer-Danfoss Inc.	11,064	147
	Todd Shipyards Corp.	8,929	147
*	K-Tron International Inc.	962	144

*	Active Power Inc.	177,626	144
*	Team Inc.	8,564	142
*	Amrep Corp.	9,402	137
*	Allied Defense Group Inc.	18,589	134
	Sun Hydraulics Corp.	5,001	130
	Horizon Lines Inc. Class A	23,792	129
*	Park-Ohio Holdings Corp.	14,701	129
*	Protection One Inc.	11,226	128
*,^	China Fire & Security Group Inc.	9,400	122
*,^	Ener1 Inc.	25,510	121
*	Kadant Inc.	8,297	120
*	Vicor Corp.	8,386	116
	Kimball International Inc. Class B	16,424	114
*	DXP Enterprises Inc.	8,744	112
*	Sterling Construction Co. Inc.	7,103	112
*	LaBarge Inc.	10,000	111
*	Hudson Highland Group Inc.	24,935	110
	Met-Pro Corp.	11,172	109
*	Quality Distribution Inc.	18,134	109
*	Intersections Inc.	26,006	108
*	Pike Electric Corp.	11,260	105
*	UQM Technologies Inc.	24,104	101
*	Innovative Solutions & Support Inc.	16,018	101
*	Willis Lease Finance Corp.	6,149	97
*,^	Ascent Solar Technologies Inc.	25,100	97
*	ExpressJet Holdings Inc.	25,542	96
*	Frozen Food Express Industries	24,405	95
*	Waste Services Inc.	9,297	92
*	LMI Aerospace Inc.	4,860	90
*	3D Systems Corp.	6,557	90
*,^	C&D Technologies Inc.	54,659	87
*	Saia Inc.	6,115	85
	HEICO Corp.	1,623	84
	FreightCar America Inc.	3,443	83
	Multi-Color Corp.	6,796	81
*	Tecumseh Products Co. Class A	6,472	79
	Insteel Industries Inc.	7,400	79
	Chase Corp.	6,179	78
*	Thermadyne Holdings Corp.	10,400	76
*	Plug Power Inc.	109,686	76
	Lawson Products Inc.	4,805	74
*	Magnetek Inc.	43,974	74
*	Wabash National Corp.	10,509	74
	LS Starrett Co. Class A	6,936	72
	Schawk Inc. Class A	3,900	71
*	Astronics Corp.	7,165	70
*	GT Solar International Inc.	12,966	68
*	Fushi Copperweld Inc.	5,739	64
*	Metalico Inc.	10,223	61
*	NCI Building Systems Inc.	5,438	60
*	Hurco Cos. Inc.	3,500	59
*	Ceco Environmental Corp.	15,932	58
*	Innerworkings Inc.	11,095	58
	Preformed Line Products Co.	1,500	57
*	WCA Waste Corp.	11,166	57
*	Titan Machinery Inc.	4,100	56
*,^	Beacon Power Corp.	122,700	55
*	SmartHeat Inc.	5,100	55

*,^	Ocean Power Technologies Inc.	7,600	54
*,^	Akeena Solar Inc.	51,040	54
*	USA Truck Inc.	3,200	52
*	Volt Information Sciences Inc.	4,579	47
*	Hill International Inc.	7,800	45
*	Innotrac Corp.	28,417	45
*	Energy Recovery Inc.	7,014	44
*	Perma-Fix Environmental Services	18,664	42
*	Sypris Solutions Inc.	12,378	41
*	PMFG Inc.	3,100	41
*	PRGX Global Inc.	6,968	41
*,^	Valence Technology Inc.	47,372	40
*	Applied Energetics Inc.	50,645	39
*,^	Arotech Corp.	23,278	38
*	Ultralife Corp.	9,557	38
*	TBS International PLC Class A	5,000	37
*	Standard Parking Corp.	1,934	32
	Standard Register Co.	5,673	30
*	YRC Worldwide Inc.	53,624	29
*	Document Security Systems Inc.	7,400	29
*	TRC Cos. Inc.	7,654	22
*	Orion Energy Systems Inc.	4,313	21
	Eastern Co.	1,500	20
	Virco Manufacturing	5,113	19
*	LECG Corp.	6,536	19
*	China Architectural Engineering Inc.	14,042	16
*	Odyssey Marine Exploration Inc.	11,062	15
	Superior Uniform Group Inc.	1,093	11
	Twin Disc Inc.	600	7
	Omega Flex Inc.	600	6
*	Wuhan General Group China Inc.	2,400	5
*	AT Cross Co. Class A	907	4
*	US Home Systems Inc.	1,157	3
*	Argan Inc.	200	3
*	Integrated Electrical Services Inc.	200	1
*	Universal Truckload Services Inc.	57	1
			1,461,095
Information Technology (18.8%)
	Microsoft Corp.	8,064,938	236,061
*	Apple Inc.	908,982	213,547
	International Business Machines Corp.	1,325,746	170,027
*	Cisco Systems Inc.	5,805,656	151,121
*	Google Inc. Class A	245,424	139,158
	Hewlett-Packard Co.	2,393,201	127,199
	Intel Corp.	5,572,963	124,054
	Oracle Corp.	4,047,528	103,981
	QUALCOMM Inc.	1,685,730	70,784
	Visa Inc. Class A	474,613	43,204
*	EMC Corp.	2,058,640	37,138
	Corning Inc.	1,570,475	31,739
*	eBay Inc.	1,174,430	31,651
	Texas Instruments Inc.	1,264,435	30,941
*	Dell Inc.	1,776,482	26,665
	Accenture PLC Class A	633,665	26,582
	Mastercard Inc. Class A	99,720	25,329
	Automatic Data Processing Inc.	509,426	22,654
*	Yahoo! Inc.	1,343,600	22,210

* Adobe Systems Inc.	528,793	18,703
Applied Materials Inc.	1,346,588	18,152
* Motorola Inc.	2,333,451	16,381
* Juniper Networks Inc.	530,577	16,278
* Cognizant Technology Solutions Corp. Class A	297,618	15,173
Broadcom Corp. Class A	440,896	14,629
* Symantec Corp.	818,653	13,852
Xerox Corp.	1,366,208	13,321
Tyco Electronics Ltd.	463,529	12,738
* Agilent Technologies Inc.	348,665	11,991
Western Union Co.	699,232	11,859
* NetApp Inc.	339,890	11,067
* Marvell Technology Group Ltd.	534,798	10,899
* Intuit Inc.	303,769	10,431
Paychex Inc.	328,646	10,089
CA Inc.	417,331	9,795
* NVIDIA Corp.	560,781	9,746
* Seagate Technology	503,359	9,191
* Micron Technology Inc.	857,976	8,914
* Western Digital Corp.	227,877	8,885
* Citrix Systems Inc.	184,741	8,770
Analog Devices Inc.	294,720	8,494
* Salesforce.com Inc.	113,478	8,448
* Computer Sciences Corp.	153,875	8,385
* SanDisk Corp.	230,454	7,981
* Fiserv Inc.	155,529	7,895
Fidelity National Information Services Inc.	319,819	7,497
Amphenol Corp. Class A	173,177	7,306
Altera Corp.	298,444	7,255
* Cree Inc.	101,935	7,158
Xilinx Inc.	279,646	7,131
* SAIC Inc.	401,641	7,109
* BMC Software Inc.	185,554	7,051
Activision Blizzard Inc.	577,251	6,962
* Autodesk Inc.	232,061	6,827
* Flextronics International Ltd.	820,789	6,435
* McAfee Inc.	159,632	6,406
Linear Technology Corp.	225,722	6,383
Harris Corp.	133,323	6,332
* Electronic Arts Inc.	329,519	6,149
Maxim Integrated Products Inc.	309,017	5,992
* Red Hat Inc.	190,117	5,565
* Akamai Technologies Inc.	173,443	5,448
* Advanced Micro Devices Inc.	576,862	5,348
KLA-Tencor Corp.	172,924	5,347
Microchip Technology Inc.	185,915	5,235
* VeriSign Inc.	194,696	5,064
* Teradata Corp.	173,238	5,005
* F5 Networks Inc.	80,324	4,941
* Lam Research Corp.	128,766	4,806
* Avnet Inc.	153,053	4,592
* FLIR Systems Inc.	153,692	4,334
* LSI Corp.	658,720	4,031
* ANSYS Inc.	89,943	3,880
* Rovi Corp.	104,391	3,876
* Sybase Inc.	82,680	3,855
* Equinix Inc.	39,598	3,854
Global Payments Inc.	82,067	3,738

	Lender Processing Services Inc.	96,942	3,660
*	Arrow Electronics Inc.	121,314	3,655
*	Nuance Communications Inc.	211,762	3,524
*	Trimble Navigation Ltd.	121,755	3,497
	National Semiconductor Corp.	241,007	3,483
*	MEMC Electronic Materials Inc.	225,437	3,456
*	Alliance Data Systems Corp.	53,016	3,392
*	Hewitt Associates Inc. Class A	85,155	3,387
	Factset Research Systems Inc.	45,524	3,340
*	Synopsys Inc.	147,676	3,304
*	ON Semiconductor Corp.	407,383	3,259
*	Dolby Laboratories Inc. Class A	54,441	3,194
*	3Com Corp.	401,312	3,086
*	VMware Inc. Class A	56,553	3,014
	Jabil Circuit Inc.	184,668	2,990
	Broadridge Financial Solutions Inc.	138,885	2,969
*	Itron Inc.	40,753	2,957
*	Lexmark International Inc. Class A	79,031	2,851
	Tellabs Inc.	372,474	2,820
*	JDS Uniphase Corp.	221,803	2,779
*	AOL Inc.	108,672	2,747
*	Skyworks Solutions Inc.	173,449	2,706
*	CommScope Inc.	95,305	2,670
*	MICROS Systems Inc.	80,808	2,657
	Total System Services Inc.	169,564	2,655
*	Atheros Communications Inc.	67,927	2,629
*	Ingram Micro Inc.	149,497	2,624
*	Polycom Inc.	85,730	2,622
	Solera Holdings Inc.	66,920	2,586
*	Varian Semiconductor Equipment Associates Inc.	75,082	2,487
*	Novellus Systems Inc.	98,578	2,464
*	Informatica Corp.	90,200	2,423
*	Brocade Communications Systems Inc.	422,397	2,412
*	VistaPrint NV	41,728	2,389
*	QLogic Corp.	116,333	2,362
*,^	WebMD Health Corp.	49,687	2,304
*	NCR Corp.	161,998	2,236
*	Rambus Inc.	101,793	2,224
*	IAC/InterActiveCorp	96,889	2,203
*	Atmel Corp.	436,204	2,194
*	Parametric Technology Corp.	119,834	2,163
	Diebold Inc.	67,591	2,147
*	Tech Data Corp.	51,186	2,145
*	Silicon Laboratories Inc.	44,307	2,112
*	Novell Inc.	349,720	2,095
*	PMC - Sierra Inc.	232,660	2,075
	Molex Inc. Class A	116,364	2,054
*	Monster Worldwide Inc.	120,796	2,006
	National Instruments Corp.	59,358	1,980
	Jack Henry & Associates Inc.	81,899	1,970
*	Teradyne Inc.	176,350	1,970
*	Compuware Corp.	233,984	1,965
*	TiVo Inc.	110,633	1,894
*	TIBCO Software Inc.	172,104	1,857
*	Cadence Design Systems Inc.	275,170	1,833
*	Cypress Semiconductor Corp.	158,986	1,828
	Intersil Corp. Class A	123,698	1,826
*	Vishay Intertechnology Inc.	175,664	1,797

* Zebra Technologies Corp.	59,514	1,762
* Concur Technologies Inc.	42,571	1,746
* Avago Technologies Ltd.	84,503	1,737
* Gartner Inc.	78,042	1,736
* Sohu.com Inc.	31,545	1,722
* Veeco Instruments Inc.	38,655	1,681
DST Systems Inc.	40,498	1,679
* Genpact Ltd.	99,584	1,670
* International Rectifier Corp.	72,914	1,670
* Riverbed Technology Inc.	56,038	1,591
* VeriFone Holdings Inc.	77,497	1,566
Plantronics Inc.	50,001	1,564
* Netlogic Microsystems Inc.	52,295	1,539
* Convergys Corp.	125,137	1,534
* GSI Commerce Inc.	55,158	1,526
ADTRAN Inc.	57,734	1,521
* Arris Group Inc.	126,368	1,518
* Unisys Corp.	43,174	1,506
* CACI International Inc. Class A	30,666	1,498
* Microsemi Corp.	84,383	1,463
* Plexus Corp.	40,434	1,457
* Ciena Corp.	93,453	1,424
* Anixter International Inc.	29,595	1,387
* Acxiom Corp.	76,658	1,375
* Fairchild Semiconductor International Inc. Class A	127,710	1,360
* Benchmark Electronics Inc.	65,127	1,351
* Sanmina-SCI Corp.	79,745	1,316
* Blackboard Inc.	31,454	1,310
* MercadoLibre Inc.	27,136	1,308
* RF Micro Devices Inc.	260,455	1,297
* Progress Software Corp.	41,195	1,295
* Blue Coat Systems Inc.	41,156	1,277
Fair Isaac Corp.	48,736	1,235
* Viasat Inc.	35,567	1,231
* InterDigital Inc.	44,121	1,229
* Cybersource Corp.	67,613	1,193
* Ariba Inc.	91,990	1,182
* Digital River Inc.	38,920	1,179
* Quest Software Inc.	64,542	1,148
Power Integrations Inc.	27,645	1,139
Blackbaud Inc.	44,900	1,131
* Tekelec	62,185	1,129
* Mantech International Corp. Class A	22,863	1,116
* Wright Express Corp.	36,977	1,114
* Semtech Corp.	63,666	1,110
* Emulex Corp.	83,322	1,107
* TriQuint Semiconductor Inc.	157,313	1,101
MAXIMUS Inc.	18,063	1,101
* Hittite Microwave Corp.	24,962	1,098
* JDA Software Group Inc.	39,360	1,095
* Checkpoint Systems Inc.	49,334	1,091
* j2 Global Communications Inc.	45,468	1,064
* Finisar Corp.	67,620	1,062
* Integrated Device Technology Inc.	170,258	1,044
* Cymer Inc.	27,799	1,037
* Tessera Technologies Inc.	51,094	1,036
* Websense Inc.	45,257	1,031
* Mentor Graphics Corp.	128,390	1,030

* Littelfuse Inc.	26,995	1,026
* Coherent Inc.	32,065	1,025
* ACI Worldwide Inc.	48,958	1,009
Sapient Corp.	108,787	994
* CSG Systems International Inc.	47,437	994
* Aruba Networks Inc.	72,430	989
Syntel Inc.	25,689	988
* Synaptics Inc.	34,887	963
* Cavium Networks Inc.	38,398	955
Earthlink Inc.	110,986	948
* Rackspace Hosting Inc.	50,464	945
* MKS Instruments Inc.	47,911	939
* Netgear Inc.	35,819	935
* SRA International Inc. Class A	44,609	927
* Comtech Telecommunications Corp.	28,876	924
* Cabot Microelectronics Corp.	24,122	913
* ValueClick Inc.	89,740	910
* CommVault Systems Inc.	41,446	885
* FormFactor Inc.	49,796	884
* Omnivision Technologies Inc.	50,397	866
* Lawson Software Inc.	130,424	862
* Euronet Worldwide Inc.	46,739	861
* FEI Co.	37,549	860
* Amkor Technology Inc.	120,178	850
* Advanced Energy Industries Inc.	50,233	832
* Applied Micro Circuits Corp.	95,292	822
* Art Technology Group Inc.	186,146	821
Cognex Corp.	43,910	812
* Manhattan Associates Inc.	31,859	812
* DTS Inc.	23,806	810
* Brooks Automation Inc.	91,854	810
* Advent Software Inc.	18,023	807
* Epicor Software Corp.	84,241	805
* Constant Contact Inc.	34,584	803
* Tyler Technologies Inc.	42,696	800
* Oclaro Inc.	290,587	799
* AsiaInfo Holdings Inc.	30,000	794
* EchoStar Corp. Class A	39,166	794
* Taleo Corp. Class A	30,619	793
* SuccessFactors Inc.	41,649	793
* Take-Two Interactive Software Inc.	80,488	793
* MicroStrategy Inc. Class A	9,248	787
* Scansource Inc.	26,715	769
* Cirrus Logic Inc.	90,487	759
* ADC Telecommunications Inc.	102,810	752
* Brightpoint Inc.	98,530	742
* Forrester Research Inc.	24,241	729
* ArcSight Inc.	25,824	727
* L-1 Identity Solutions Inc.	80,417	718
* Insight Enterprises Inc.	49,437	710
Black Box Corp.	23,075	710
* Infinera Corp.	82,762	705
* ATMI Inc.	36,324	701
* DealerTrack Holdings Inc.	40,378	690
* Harmonic Inc.	108,482	685
* Intermec Inc.	47,403	672
* Bottomline Technologies Inc.	39,639	667
* Kulicke & Soffa Industries Inc.	90,964	659

*	Adaptec Inc.	201,045	657
*	FARO Technologies Inc.	25,371	653
*	DG FastChannel Inc.	20,444	653
*	EPIQ Systems Inc.	51,435	639
*	Verigy Ltd.	56,679	634
*	Acme Packet Inc.	32,715	631
*,^	Ebix Inc.	39,487	631
*	Entegris Inc.	123,530	623
*	Avid Technology Inc.	44,816	618
*	Monolithic Power Systems Inc.	27,593	615
*	Rofin-Sinar Technologies Inc.	26,763	605
*	ModusLink Global Solutions Inc.	71,510	603
*,^	Palm Inc.	157,305	591
	AVX Corp.	41,244	586
*	Electro Scientific Industries Inc.	45,659	585
*	RealNetworks Inc.	120,642	583
*	Anadigics Inc.	119,130	579
*	Sonus Networks Inc.	218,943	571
*	Actel Corp.	40,665	563
*	LTX-Credence Corp.	180,861	548
	Agilysys Inc.	48,701	544
	United Online Inc.	72,685	544
	CTS Corp.	57,214	539
*	Integrated Silicon Solution Inc.	50,548	533
*	Diodes Inc.	23,694	531
	Methode Electronics Inc.	53,525	530
	NIC Inc.	66,883	526
*	Aviat Networks Inc.	78,605	521
	Cohu Inc.	37,775	520
*	Ultimate Software Group Inc.	15,616	515
*	TeleTech Holdings Inc.	29,755	508
	Pegasystems Inc.	13,733	508
*	Actuate Corp.	89,183	499
*	Internet Capital Group Inc.	58,611	495
*	Interactive Intelligence Inc.	25,992	486
*	Netscout Systems Inc.	32,677	483
*	Echelon Corp.	53,533	480
*	Rogers Corp.	16,401	476
*	Imation Corp.	43,097	475
	MTS Systems Corp.	16,301	473
	Park Electrochemical Corp.	16,392	471
*	Radiant Systems Inc.	32,979	471
	Heartland Payment Systems Inc.	25,191	469
*	Electronics for Imaging Inc.	40,270	468
*	Net 1 UEPS Technologies Inc.	25,410	467
*	SonicWALL Inc.	53,617	466
*	Lattice Semiconductor Corp.	122,992	451
*	Hypercom Corp.	115,862	447
*,^	STEC Inc.	36,867	442
	Molex Inc.	21,054	439
*	Cogent Inc.	42,911	438
*	Ceva Inc.	36,858	430
*	Axcelis Technologies Inc.	257,737	428
*	KVH Industries Inc.	32,029	422
*	Ciber Inc.	112,590	421
*	Infospace Inc.	37,825	418
*	Digi International Inc.	39,209	417
*	SAVVIS Inc.	25,154	415

* DivX Inc.	56,604	405
* THQ Inc.	57,256	401
* Multi-Fineline Electronix Inc.	15,523	400
Sycamore Networks Inc.	19,362	389
* SolarWinds Inc.	17,700	383
* Comverge Inc.	33,735	382
* Double-Take Software Inc.	42,775	381
Micrel Inc.	35,633	380
* Anaren Inc.	26,484	377
* infoGROUP Inc.	47,758	373
* SYNNEX Corp.	12,568	372
* TNS Inc.	16,597	370
* Cray Inc.	61,604	367
* Extreme Networks	117,515	361
* Quantum Corp.	134,581	354
* Sourcefire Inc.	15,395	353
* Zoran Corp.	32,825	353
* Knot Inc.	45,091	353
Electro Rent Corp.	26,803	352
* DSP Group Inc.	41,552	346
* Dice Holdings Inc.	45,307	344
* Cogo Group Inc.	49,000	343
* Computer Task Group Inc.	45,724	332
* ActivIdentity Corp.	116,709	331
* Stratasys Inc.	13,400	327
* Liquidity Services Inc.	28,012	323
* IXYS Corp.	37,753	322
* Mercury Computer Systems Inc.	23,375	321
* DDi Corp.	56,458	320
Renaissance Learning Inc.	19,631	319
* Isilon Systems Inc.	36,977	318
Bel Fuse Inc. Class B	15,679	316
* Callidus Software Inc.	85,670	311
* Advanced Analogic Technologies Inc.	89,104	311
* RightNow Technologies Inc.	17,355	310
* comScore Inc.	18,468	308
* Conexant Systems Inc.	90,185	307
* MoneyGram International Inc.	80,296	306
* Volterra Semiconductor Corp.	12,148	305
* Chordiant Software Inc.	60,010	304
* Netezza Corp.	23,438	300
* Standard Microsystems Corp.	12,640	294
* Sigma Designs Inc.	24,899	292
Keynote Systems Inc.	25,186	287
* Novatel Wireless Inc.	42,033	283
* Global Cash Access Holdings Inc.	34,342	281
* Kopin Corp.	74,406	275
* Loral Space & Communications Inc.	7,630	268
* EMS Technologies Inc.	16,026	266
* Limelight Networks Inc.	71,232	261
* NVE Corp.	5,662	256
* Oplink Communications Inc.	13,754	255
* China Security & Surveillance Technology Inc.	33,096	255
* Lionbridge Technologies Inc.	70,099	254
* Emcore Corp.	206,703	250
* FalconStor Software Inc.	71,636	249
* Silicon Graphics International Corp.	23,021	246
* Exar Corp.	34,490	243

* FSI International Inc.	62,208	241
* Intevac Inc.	17,050	236
* Internap Network Services Corp.	41,979	235
* Mindspeed Technologies Inc.	29,313	235
* Perficient Inc.	20,733	234
* OpenTable Inc.	6,100	233
* Sonic Solutions Inc.	24,739	232
* Hackett Group Inc.	81,930	228
Daktronics Inc.	29,888	228
* Airvana Inc.	29,701	228
* Gerber Scientific Inc.	36,466	226
* ExlService Holdings Inc.	13,560	226
* Hutchinson Technology Inc.	36,235	226
* Kenexa Corp.	16,286	224
* Immersion Corp.	44,631	223
* Compellent Technologies Inc.	12,535	220
* BigBand Networks Inc.	62,211	220
* Newport Corp.	17,430	218
* OSI Systems Inc.	7,677	215
* Virage Logic Corp.	26,890	211
* Globecomm Systems Inc.	26,984	208
* Switch & Data Facilities Co. Inc.	11,513	204
iGate Corp.	20,828	203
* CalAmp Corp.	70,096	197
* Integral Systems Inc.	20,283	195
* Openwave Systems Inc.	80,502	185
* TTM Technologies Inc.	20,797	185
* Presstek Inc.	40,414	181
* LaserCard Corp.	28,524	179
Imergent Inc.	26,593	179
* Synchronoss Technologies Inc.	9,156	177
* LivePerson Inc.	23,085	177
* Super Micro Computer Inc.	9,857	170
* Ixia	18,337	170
* Power-One Inc.	40,101	169
* Measurement Specialties Inc.	11,379	167
* Network Equipment Technologies Inc.	29,565	163
* Universal Display Corp.	13,749	162
* Stamps.com Inc.	16,013	162
* TeleCommunication Systems Inc. Class A	21,624	159
* LoopNet Inc.	13,515	152
* S1 Corp.	25,446	150
* Move Inc.	71,496	149
* Entropic Communications Inc.	28,035	142
Opnet Technologies Inc.	8,782	142
* Silicon Image Inc.	45,871	139
Technitrol Inc.	25,898	137
* Dot Hill Systems Corp.	90,146	134
American Software Inc. Class A	22,199	129
* Vocus Inc.	7,529	128
* VASCO Data Security International Inc.	15,503	128
* LoJack Corp.	30,792	127
* SMART Modular Technologies WWH Inc.	16,486	127
* LRAD Corp.	82,441	127
* Terremark Worldwide Inc.	18,078	127
* IPG Photonics Corp.	8,444	125
* MIPS Technologies Inc. Class A	27,892	124
* Maxwell Technologies Inc.	9,989	124

*	Edgewater Technology Inc.	37,784	121
*	PC-Tel Inc.	19,282	119
*	Cyberoptics Corp.	12,617	118
*	Silicon Storage Technology Inc.	38,496	117
*	Nanometrics Inc.	12,155	115
*	Ultratech Inc.	8,439	115
*	ShoreTel Inc.	17,242	114
*	3PAR Inc.	11,163	112
*	Authentidate Holding Corp.	99,276	111
*	Saba Software Inc.	22,394	111
*	Hughes Communications Inc.	3,935	110
*,^	Wave Systems Corp. Class A	27,132	109
*	Supertex Inc.	4,234	108
*	Concurrent Computer Corp.	18,716	108
*	Cinedigm Digital Cinema Corp. Class A	66,166	107
	Cass Information Systems Inc.	3,441	107
*	Autobytel Inc.	100,903	106
*	StarTek Inc.	15,179	105
*	Radisys Corp.	11,734	105
*	UTStarcom Inc.	37,662	105
	Marchex Inc. Class B	19,772	101
*	Zygo Corp.	10,741	99
*	Spectrum Control Inc.	8,322	97
*	support.com Inc.	28,656	94
*	NetSuite Inc.	6,300	92
*	Smith Micro Software Inc.	10,254	91
*	Evolving Systems Inc.	12,876	89
*	Seachange International Inc.	11,978	86
*	Pericom Semiconductor Corp.	7,966	85
	TheStreet.com Inc.	22,202	82
*	Rudolph Technologies Inc.	9,446	81
*	Magma Design Automation Inc.	31,132	81
*	AuthenTec Inc.	37,634	81
*	Reis Inc.	13,650	80
*	SRS Labs Inc.	7,958	79
*	Mattson Technology Inc.	17,005	79
*	Internet Brands Inc. Class A	8,358	77
*	Dynamics Research Corp.	6,559	74
*	Symmetricom Inc.	12,104	71
*	Powerwave Technologies Inc.	55,133	69
*	Aware Inc.	27,498	66
*	Photronics Inc.	12,399	63
*	Information Services Group Inc.	18,500	63
*	Ness Technologies Inc.	9,900	62
*	China Information Security Technology Inc.	11,907	60
*	Geeknet Inc.	39,329	59
*	QuickLogic Corp.	20,338	59
	Ipass Inc.	48,300	56
*	PLX Technology Inc.	10,154	54
*	NU Horizons Electronics Corp.	16,256	52
*	Occam Networks Inc.	7,800	51
*	PROS Holdings Inc.	5,100	50
*	Symyx Technologies Inc.	11,194	50
*	PC Connection Inc.	7,935	49
*	MoSys Inc.	12,209	49
*	NCI Inc. Class A	1,600	48
*	Web.com Group Inc.	8,564	47
*	Transwitch Corp.	16,332	46

* PLATO Learning Inc.	8,094	45
* Online Resources Corp.	10,489	42
* Trident Microsystems Inc.	23,681	41
* White Electronic Designs Corp.	5,637	39
* Pixelworks Inc.	6,860	39
* GSE Systems Inc.	7,184	39
* Planar Systems Inc.	13,595	38
* Ditech Networks Inc.	22,801	37
* TechTeam Global Inc.	5,448	37
* WebMediaBrands Inc.	36,066	36
* China TransInfo Technology Corp.	5,000	34
Keithley Instruments Inc.	5,060	33
* Phoenix Technologies Ltd.	10,207	33
* Viasystems Group Inc.	1,494	32
* Datalink Corp.	6,944	32
* EndWave Corp.	11,401	31
* DemandTec Inc.	4,299	30
QAD Inc.	5,641	30
* Zhone Technologies Inc.	10,380	29
* Rainmaker Systems Inc.	18,990	28
Bel Fuse Inc. Class A	1,477	27
* Rimage Corp.	1,873	27
* PAR Technology Corp.	4,300	26
* Looksmart Ltd.	24,938	26
* PDF Solutions Inc.	5,752	25
* Lantronix Inc.	6,945	25
* Analysts International Corp.	8,684	24
* Superconductor Technologies Inc.	7,694	23
* Tollgrade Communications Inc.	3,588	23
* Bsquare Corp.	9,265	21
* Telular Corp.	7,011	21
* CPI International Inc.	1,600	21
* ORBCOMM Inc.	9,500	20
Richardson Electronics Ltd.	2,516	20
* Network Engines Inc.	10,019	19
* Comarco Inc.	6,117	19
* RAE Systems Inc.	22,642	18
* ID Systems Inc.	6,074	18
* X-Rite Inc.	5,944	18
* Ramtron International Corp.	6,348	18
* Opnext Inc.	7,514	18
* Westell Technologies Inc. Class A	12,309	17
* Digital Angel Corp.	25,038	15
* Techwell Inc.	800	15
* Elixir Gaming Technologies Inc.	54,853	14
* Parkervision Inc.	7,288	12
* eLoyalty Corp.	2,159	12
* Zix Corp.	4,904	11
* Transact Technologies Inc.	1,434	10
* Vertro Inc.	24,139	10
* SCM Microsystems Inc.	5,161	10
* Digital Ally Inc.	4,500	8
* Research Frontiers Inc.	2,434	7
* EF Johnson Technologies Inc.	7,007	7
* Nextwave Wireless Inc.	12,200	6
* Selectica Inc.	809	4
* iGO Inc.	1,228	2
* LeCroy Corp.	387	2

* Ikanos Communications Inc.	600	2
* Management Network Group Inc.	579	2
* Frequency Electronics Inc.	283	1
* Wireless Telecom Group Inc.	1,279	1
* Allen Organ Co. Escrow Shares	283	1
* ICx Technologies Inc.	100	1
		2,458,453
Materials (3.9%)
Monsanto Co.	550,161	39,292
Freeport-McMoRan Copper & Gold Inc.	433,849	36,244
Dow Chemical Co.	1,154,360	34,134
EI du Pont de Nemours & Co.	912,107	33,967
Praxair Inc.	309,732	25,708
Newmont Mining Corp.	484,868	24,694
Air Products & Chemicals Inc.	213,800	15,810
Nucor Corp.	317,944	14,428
Alcoa Inc.	984,059	14,013
PPG Industries Inc.	168,731	11,035
Ecolab Inc.	240,005	10,548
International Paper Co.	415,663	10,229
Cliffs Natural Resources Inc.	137,226	9,736
Weyerhaeuser Co.	213,604	9,670
Mosaic Co.	157,234	9,555
United States Steel Corp.	144,952	9,207
Sigma-Aldrich Corp.	123,040	6,602
Lubrizol Corp.	69,066	6,335
* Owens-Illinois Inc.	170,509	6,060
Vulcan Materials Co.	126,897	5,995
Walter Energy Inc.	53,688	4,954
Ball Corp.	90,476	4,830
Allegheny Technologies Inc.	89,401	4,827
Airgas Inc.	74,862	4,763
Eastman Chemical Co.	73,694	4,693
Terra Industries Inc.	101,183	4,630
Celanese Corp. Class A	145,316	4,628
MeadWestvaco Corp.	173,289	4,428
* Crown Holdings Inc.	162,834	4,390
CF Industries Holdings Inc.	46,750	4,263
FMC Corp.	69,512	4,208
International Flavors & Fragrances Inc.	80,126	3,820
Ashland Inc.	72,146	3,807
Martin Marietta Materials Inc.	45,148	3,772
Steel Dynamics Inc.	196,659	3,436
Nalco Holding Co.	140,202	3,411
Sealed Air Corp.	160,310	3,379
* Pactiv Corp.	134,203	3,379
Reliance Steel & Aluminum Co.	67,213	3,309
Albemarle Corp.	74,385	3,171
Bemis Co. Inc.	109,558	3,146
Sonoco Products Co.	101,508	3,125
Valspar Corp.	97,217	2,866
RPM International Inc.	130,221	2,779
* Domtar Corp.	42,746	2,753
Aptargroup Inc.	68,377	2,691
Compass Minerals International Inc.	33,183	2,662
Packaging Corp. of America	104,546	2,573
AK Steel Holding Corp.	110,704	2,531

Cytec Industries Inc.	49,423	2,310
Scotts Miracle-Gro Co. Class A	47,234	2,189
Temple-Inland Inc.	103,787	2,120
Royal Gold Inc.	44,516	2,057
* WR Grace & Co.	73,501	2,040
Huntsman Corp.	168,118	2,026
* Solutia Inc.	123,500	1,990
Cabot Corp.	64,928	1,974
* Titanium Metals Corp.	118,441	1,965
Commercial Metals Co.	114,818	1,729
Rock-Tenn Co. Class A	37,717	1,719
Carpenter Technology Corp.	45,083	1,650
Silgan Holdings Inc.	27,289	1,644
Olin Corp.	79,905	1,568
Sensient Technologies Corp.	49,920	1,451
* Intrepid Potash Inc.	46,083	1,398
Greif Inc. Class A	25,154	1,381
* Hecla Mining Co.	244,737	1,339
NewMarket Corp.	12,447	1,282
* Rockwood Holdings Inc.	45,568	1,213
* Coeur d'Alene Mines Corp.	79,479	1,191
Arch Chemicals Inc.	33,507	1,152
* Louisiana-Pacific Corp.	127,300	1,152
HB Fuller Co.	49,625	1,152
Schnitzer Steel Industries Inc.	21,735	1,142
Eagle Materials Inc.	42,510	1,128
Worthington Industries Inc.	64,807	1,120
* OM Group Inc.	31,282	1,060
* Allied Nevada Gold Corp.	63,563	1,053
Minerals Technologies Inc.	19,212	996
Balchem Corp.	39,579	976
* RTI International Metals Inc.	30,309	919
* Calgon Carbon Corp.	53,602	918
Schweitzer-Mauduit International Inc.	17,849	849
AMCOL International Corp.	30,784	837
Texas Industries Inc.	24,039	821
* Century Aluminum Co.	58,114	800
* Buckeye Technologies Inc.	60,135	787
Innophos Holdings Inc.	25,709	717
Glatfelter	49,041	711
* Brush Engineered Materials Inc.	29,625	669
* Ferro Corp.	75,121	660
* PolyOne Corp.	58,660	601
* Clearwater Paper Corp.	11,234	553
* Graphic Packaging Holding Co.	149,571	540
Koppers Holdings Inc.	17,995	510
* Stillwater Mining Co.	38,336	498
Deltic Timber Corp.	9,556	421
American Vanguard Corp.	51,614	421
Kaiser Aluminum Corp.	10,901	420
A Schulman Inc.	16,922	414
Myers Industries Inc.	39,083	410
Zep Inc.	18,632	408
* Omnova Solutions Inc.	49,972	392
Neenah Paper Inc.	23,778	377
Westlake Chemical Corp.	13,796	356
* US Energy Corp. Wyoming	59,038	352
* General Moly Inc.	96,245	320

	AM Castle & Co.	23,627	309
	Haynes International Inc.	8,633	307
	Hawkins Inc.	12,452	301
	Olympic Steel Inc.	9,204	300
*	Georgia Gulf Corp.	16,235	300
	Quaker Chemical Corp.	10,875	295
	Stepan Co.	5,267	294
*	Spartech Corp.	24,140	282
*	Horsehead Holding Corp.	23,554	279
	Innospec Inc.	24,208	275
*	Headwaters Inc.	56,554	260
*	Mercer International Inc.	49,123	259
*	Zoltek Cos. Inc.	26,084	251
*	Landec Corp.	34,836	231
*,^	China Green Agriculture Inc.	15,240	213
*	Wausau Paper Corp.	24,064	205
*,^	Altair Nanotechnologies Inc.	259,048	186
*	US Gold Corp.	63,862	172
*	LSB Industries Inc.	10,487	160
*	Bway Holding Co.	5,722	115
*	Penford Corp.	10,007	103
*	Boise Inc.	15,652	96
*	AEP Industries Inc.	3,419	89
*	Nanophase Technologies Corp.	45,851	87
*	Ampal American Israel Class A	30,549	85
*	KapStone Paper and Packaging Corp.	6,900	82
*	Universal Stainless & Alloy	3,011	72
*	American Pacific Corp.	9,521	65
*,^	Flotek Industries Inc.	48,352	61
*,^	General Steel Holdings Inc.	14,370	59
*	China Direct Industries Inc.	33,118	51
	ICO Inc.	4,163	34
*	US Concrete Inc.	82,936	32
*	China Precision Steel Inc.	14,137	30
*	ADA-ES Inc.	3,100	25
*	United States Lime & Minerals Inc.	600	23
*	Senomyx Inc.	4,700	15
*	Sutor Technology Group Ltd.	5,291	15
*	Verso Paper Corp.	2,500	8
			509,360
Telecommunication Services (2.6%)
	AT&T Inc.	5,955,433	153,888
	Verizon Communications Inc.	2,866,910	88,932
*	American Tower Corp. Class A	405,329	17,271
*	Crown Castle International Corp.	294,252	11,249
*	Sprint Nextel Corp.	2,939,313	11,169
	CenturyTel Inc.	300,599	10,659
	Qwest Communications International Inc.	1,569,315	8,192
*	NII Holdings Inc.	167,905	6,995
	Windstream Corp.	442,163	4,815
*	SBA Communications Corp. Class A	106,686	3,848
	Telephone & Data Systems Inc.	88,806	3,006
*	tw telecom inc Class A	151,848	2,756
*	Level 3 Communications Inc.	1,664,580	2,697
	Frontier Communications Corp.	318,711	2,371
*	NeuStar Inc. Class A	75,644	1,906
*	MetroPCS Communications Inc.	248,777	1,761

*	Syniverse Holdings Inc.	67,555	1,315
*	Leap Wireless International Inc.	63,587	1,040
*	Cincinnati Bell Inc.	287,043	979
*	United States Cellular Corp.	18,477	765
	Atlantic Tele-Network Inc.	14,840	667
	NTELOS Holdings Corp.	34,231	609
*	Premiere Global Services Inc.	58,706	485
*	AboveNet Inc.	9,459	480
	Alaska Communications Systems Group Inc.	58,614	476
	Consolidated Communications Holdings Inc.	24,908	472
*	Cogent Communications Group Inc.	42,562	443
	Shenandoah Telecommunications Co.	21,717	408
*	Neutral Tandem Inc.	21,849	349
*	PAETEC Holding Corp.	72,817	341
*	Global Crossing Ltd.	20,176	306
	Iowa Telecommunications Services Inc.	18,111	303
*	Cbeyond Inc.	20,336	278
	USA Mobility Inc.	20,773	263
*	General Communication Inc. Class A	45,071	260
*	Kratos Defense & Security Solutions Inc.	17,702	253
	Telephone & Data Systems Inc. - Special Common Shares	7,633	228
	HickoryTech Corp.	24,563	217
*	Vonage Holdings Corp.	121,632	164
*	ICO Global Communications Holdings Ltd.	90,376	109
*,^	TerreStar Corp.	82,047	108
*	8x8 Inc.	70,343	103
*	Arbinet Corp.	42,059	85
*	SureWest Communications	9,822	84
*	FiberTower Corp.	16,179	75
*	IDT Corp. Class B	9,967	65
*	IDT Corp.	552	3
			343,248
Utilities (3.5%)
	Exelon Corp.	665,496	29,155
	Southern Co.	807,742	26,785
	Dominion Resources Inc.	602,755	24,779
	Duke Energy Corp.	1,317,030	21,494
	FPL Group Inc.	396,508	19,163
	American Electric Power Co. Inc.	482,260	16,484
	PG&E Corp.	374,584	15,890
	Entergy Corp.	190,842	15,525
	Public Service Enterprise Group Inc.	510,974	15,084
	Consolidated Edison Inc.	278,285	12,395
	FirstEnergy Corp.	307,999	12,040
	Sempra Energy	236,494	11,801
	Progress Energy Inc.	282,609	11,124
	Edison International	312,731	10,686
	PPL Corp.	381,092	10,560
	Xcel Energy Inc.	461,502	9,784
	Questar Corp.	176,106	7,608
	DTE Energy Co.	166,639	7,432
*	AES Corp.	674,337	7,418
	Constellation Energy Group Inc.	182,973	6,424
	Ameren Corp.	239,653	6,250
	Wisconsin Energy Corp.	118,298	5,845
	EQT Corp.	138,373	5,673
*	NRG Energy Inc.	259,555	5,425

CenterPoint Energy Inc.	375,381	5,391
Northeast Utilities	177,761	4,913
Oneok Inc.	101,564	4,636
SCANA Corp.	118,531	4,456
NiSource Inc.	279,378	4,414
* Calpine Corp.	358,183	4,259
Allegheny Energy Inc.	171,875	3,953
MDU Resources Group Inc.	180,649	3,898
Pinnacle West Capital Corp.	102,480	3,867
American Water Works Co. Inc.	177,039	3,852
Pepco Holdings Inc.	224,602	3,852
NSTAR	107,718	3,815
OGE Energy Corp.	97,966	3,815
Alliant Energy Corp.	112,126	3,729
National Fuel Gas Co.	73,376	3,709
Integrys Energy Group Inc.	77,501	3,672
CMS Energy Corp.	232,341	3,592
DPL Inc.	121,389	3,301
TECO Energy Inc.	206,035	3,274
Energen Corp.	69,168	3,218
AGL Resources Inc.	78,562	3,036
UGI Corp.	110,451	2,931
NV Energy Inc.	236,667	2,918
ITC Holdings Corp.	51,661	2,841
Atmos Energy Corp.	93,362	2,667
Great Plains Energy Inc.	136,473	2,534
Westar Energy Inc.	110,698	2,469
Aqua America Inc.	138,379	2,431
Hawaiian Electric Industries Inc.	93,555	2,100
Piedmont Natural Gas Co. Inc.	74,323	2,050
Vectren Corp.	78,477	1,940
Nicor Inc.	45,726	1,917
WGL Holdings Inc.	51,199	1,774
IDACORP Inc.	48,698	1,686
Cleco Corp.	61,623	1,636
New Jersey Resources Corp.	42,826	1,609
* Mirant Corp.	147,927	1,607
Portland General Electric Co.	76,790	1,483
Southwest Gas Corp.	45,965	1,375
* RRI Energy Inc.	362,769	1,339
South Jersey Industries Inc.	30,512	1,281
Northwest Natural Gas Co.	27,209	1,268
Black Hills Corp.	40,180	1,219
Avista Corp.	56,477	1,170
Unisource Energy Corp.	36,684	1,153
PNM Resources Inc.	87,254	1,093
Allete Inc.	30,218	1,012
NorthWestern Corp.	36,785	986
* El Paso Electric Co.	44,797	923
Laclede Group Inc.	25,062	845
MGE Energy Inc.	22,995	813
UIL Holdings Corp.	26,952	741
California Water Service Group	18,768	706
American States Water Co.	20,109	698
* Dynegy Inc. Class A	525,898	663
CH Energy Group Inc.	15,832	647
Empire District Electric Co.	33,900	611
Ormat Technologies Inc.	20,562	579

	Southwest Water Co.			51,788	541
	SJW Corp.			18,108	460
	Connecticut Water Service Inc.			17,283	402
	Central Vermont Public Service Corp.			14,906	301
	Chesapeake Utilities Corp.			8,911	266
*	Cadiz Inc.			13,055	167
	Consolidated Water Co. Ltd.			11,813	160
	Maine & Maritimes Corp.			3,424	150
	Middlesex Water Co.			6,752	115
*	China Natural Gas Inc.			3,800	37
	Unitil Corp.			1,343	31
	York Water Co.			1,850	25
	Pennichuck Corp.			702	17
*	Synthesis Energy Systems Inc.			15,100	15
	Artesian Resources Corp. Class A			619	11
*	Purecycle Corp.			2,610	6
					455,895
Total Common Stocks (Cost $12,817,197)					13,056,491
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.6%)1
Money Market Fund (0.5%)
2,3	Vanguard Market Liquidity Fund	0.183%		73,525,000	73,525

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Freddie Mac Discount Notes	0.230%	6/28/10	1,000	1,000
4,5	Freddie Mac Discount Notes	0.270%	9/14/10	3,000	2,996
4,5	Freddie Mac Discount Notes	0.245%	9/21/10	3,000	2,996
					6,992
Total Temporary Cash Investments (Cost $80,518)					80,517
Total Investments (100.2%) (Cost $12,897,715)					13,137,008
Other Assets and Liabilities-Net (-0.2%)3					(32,508)
Net Assets (100%)					13,104,500

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,335,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $38,179,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,992,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the

Institutional Total Stock Market Index Fund

fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2010	118	34,373	752
E-mini Russell 2000 Index	June 2010	138	9,344	1
E-mini S&P 500 Index	June 2010	155	9,030	20
S&P MidCap 400 Index	June 2010	6	2,364	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Institutional Total Stock Market Index Fund

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,056,467	-	24
Temporary Cash Investments	73,525	6,992	-
Futures Contracts—Liabilities[1]	(241)	-	-
Total	13,129,751	6,992	24
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of December 31, 2009	29
Total Sales	(2)
Net Realized Gain (Loss)	(18)
Change in Unrealized Appreciation (Depreciation)	15
Balance as of March 31, 2010	24

D. At March 31, 2010, the cost of investment securities for tax purposes was $12,897,715,000. Net unrealized appreciation of investment securities for tax purposes was $239,293,000, consisting of unrealized gains of $1,651,090,000 on securities that had risen in value since their purchase and $1,411,797,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.